                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549


                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-04323


                             Natixis Funds Trust I
              (Exact name of registrant as specified in charter)


                399 Boylston Street,
               Boston, Massachusetts             02116
               (Address of principal           (Zip code)
                 executive offices)


                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810


Date of fiscal year end: December 31


Date of reporting period: September 30, 2007

ITEM I  SCHEDULE OF INVESTMENTS

         CGM ADVISOR TARGETED EQUITY FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)

Shares      Description                                                              Value (+)
------      ---------------------------------------------------------------------  ------------
Common Stocks -- 98.5% of Net Assets
            Agriculture -- 5.5%
    540,000 Monsanto Co.(b)....................................................... $ 46,299,600
                                                                                   ------------
            Auto Manufacturers -- 5.1%
    365,000 Toyota Motor Corp., Sponsored ADR(b)..................................   42,653,900
                                                                                   ------------
            Banks -- 8.7%
  1,001,500 Banco Itau Holding Financeira SA, ADR(b)..............................   50,695,930
    645,000 Wells Fargo & Co......................................................   22,974,900
                                                                                   ------------
                                                                                     73,670,830
                                                                                   ------------
            Chemicals -- 5.0%
    501,200 Praxair, Inc.(b)......................................................   41,980,512
                                                                                   ------------
            Computers -- 10.4%
    265,000 Apple, Inc.(c)........................................................   40,688,100
    480,000 Research In Motion, Ltd.(c)...........................................   47,304,000
                                                                                   ------------
                                                                                     87,992,100
                                                                                   ------------
            Diversified Financial Services -- 2.9%
    520,000 Citigroup, Inc........................................................   24,268,400
                                                                                   ------------
            Insurance -- 8.5%
    580,000 MetLife, Inc..........................................................   40,443,400
    320,000 Prudential Financial, Inc.............................................   31,225,600
                                                                                   ------------
                                                                                     71,669,000
                                                                                   ------------
            Machinery - Diversified -- 5.7%
    325,000 Deere & Co.(b)........................................................   48,236,500
                                                                                   ------------
            Mining -- 8.6%
  2,130,000 Companhia Vale do Rio Doce, ADR(b)....................................   72,270,900
                                                                                   ------------
            Oil & Gas -- 9.2%
    262,000 ConocoPhillips........................................................   22,995,740
    720,000 Petroleo Brasileiro SA, ADR...........................................   54,360,000
                                                                                   ------------
                                                                                     77,355,740
                                                                                   ------------
            Oil & Gas Services -- 19.0%
  1,050,000 Halliburton Co........................................................   40,320,000
    395,000 National-Oilwell Varco, Inc.(c).......................................   57,077,500
    600,000 Schlumberger, Ltd.....................................................   63,000,000
                                                                                   ------------
                                                                                    160,397,500
                                                                                   ------------
            Telecommunications -- 9.9%
    705,000 America Movil SAB de CV, Series L, ADR................................   45,120,000
  1,000,000 Nokia Corp., Sponsored ADR............................................   37,930,000
                                                                                   ------------
                                                                                     83,050,000
                                                                                   ------------
            Total Common Stocks
            (Identified Cost $621,931,937)........................................  829,844,982
                                                                                   ------------

Principal
Amount/
Shares
---------
Short-Term Investments -- 10.4%
$ 7,590,000 American Express Credit Corp.,
            4.720%, due 10/01/2007................................................    7,590,000
 79,893,720 State Street Securities Lending Quality Trust(d)......................   79,893,720
                                                                                   ------------
            Total Short-Term Investments..........................................
            (Identified Cost $87,483,720).........................................   87,483,720
                                                                                   ------------
            Total Investments -- 108.9% (Identified Cost $709,415,657)(a)......... $917,328,702
            Other assets less liabilities--(8.9)%.................................  (75,246,789)
                                                                                   ------------
            Net Assets -- 100%.................................................... $842,081,913
                                                                                   ============

(+)Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

Investments as of September 30, 2007 (Unaudited)

   The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

   The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

   At September 30, 2007, the net unrealized appreciation on investments based on a cost of $709,415,657 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost..................................... $209,657,916
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value...................................   (1,744,871)
                                                            ------------
          Net unrealized appreciation...................... $207,913,045
                                                            ============

(b) All or a portion of this security was on loan to brokers at September 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2007 were $78,650,584 and $79,893,720, respectively.

(c)Non-income producing security.

(d)Represents investment of securities lending collateral.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

   Holdings at September 30, 2007 as a Percentage of Net Assets (unaudited)

           Oil & Gas Services.................................. 19.0%
           Computers........................................... 10.4
           Telecommunications..................................  9.9
           Oil & Gas...........................................  9.2
           Banks...............................................  8.7
           Mining..............................................  8.6
           Insurance...........................................  8.5
           Machinery--Diversified..............................  5.7
           Agriculture.........................................  5.5
           Auto Manufacturers..................................  5.1
           Chemicals...........................................  5.0
           Diversified Financial Services......................  2.9

           HANSBERGER INTERNATIONAL FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)

Shares    Description                                                             Value (+)
------    ---------------------------------------------------------------------  -----------
Common Stocks -- 98.8% of Net Assets
          Australia -- 2.9%
   30,928 BHP Billiton, Ltd.(b)................................................. $ 1,207,682
   13,002 Rio Tinto, Ltd.(b)....................................................   1,242,531
   55,518 Westpac Banking Corp..................................................   1,398,890
   36,332 Woodside Petroleum, Ltd...............................................   1,610,991
                                                                                 -----------
                                                                                   5,460,094
                                                                                 -----------
          Austria -- 0.6%
   15,223 Erste Bank Der Oesterreichischen Sparkassen AG(b).....................   1,160,307
                                                                                 -----------
          Brazil -- 5.1%
   21,490 Banco Itau Holding Financeira SA, ADR.................................   1,087,824
   14,422 Companhia de Bebidas das Americas, Preferred ADR......................   1,054,681
   42,875 Companhia Energetica de Minas Gerais, Sponsored ADR(b)................     914,524
   41,598 Companhia Vale do Rio Doce, ADR.......................................   1,411,420
   87,081 Companhia Vale do Rio Doce, Sponsored ADR(b)..........................   2,477,454
   35,191 Petroleo Brasileiro SA, ADR...........................................   2,656,921
                                                                                 -----------
                                                                                   9,602,824
                                                                                 -----------
          Canada -- 2.9%
   37,993 Cameco Corp...........................................................   1,756,796
   17,111 IGM Financial, Inc....................................................     904,880
   42,613 Manulife Financial Corp...............................................   1,758,213
   11,406 Suncor Energy, Inc....................................................   1,081,403
                                                                                 -----------
                                                                                   5,501,292
                                                                                 -----------
          China -- 1.9%
  382,000 Cosco Pacific, Ltd....................................................   1,205,059
2,050,410 Denway Motors, Ltd....................................................   1,194,279
   20,823 Focus Media Holding Ltd., ADR(b)(c)...................................   1,208,151
                                                                                 -----------
                                                                                   3,607,489
                                                                                 -----------
          Denmark -- 1.0%
   24,876 Vestas Wind Systems A/S(c)............................................   1,966,531
                                                                                 -----------
          France -- 9.7%
   60,268 Axa(b)................................................................   2,699,062
   11,001 BNP Paribas(b)........................................................   1,203,903
   28,570 Carrefour SA(b).......................................................   1,999,943
   13,433 Electricite de France(b)..............................................   1,418,914
   16,855 Iliad SA(b)...........................................................   1,562,130
    8,618 LVMH Moet Hennessy Louis Vuitton SA(b)................................   1,031,640
   27,934 Neuf Cegetel(c).......................................................   1,223,137
    4,937 PPR...................................................................     928,671
   10,323 Schneider Electric SA(b)..............................................   1,303,465
   16,768 Suez SA(b)............................................................     985,392
   18,273 Total SA(b)...........................................................   1,480,720
   12,105 Total SA, Sponsored ADR...............................................     980,868
   32,320 Vivendi(b)............................................................   1,365,716
                                                                                 -----------
                                                                                  18,183,561
                                                                                 -----------
          Germany -- 5.6%
   44,167 Adidas AG(b)..........................................................   2,895,576
   29,295 Commerzbank AG........................................................   1,183,889
    6,600 Merck KGaA(c).........................................................     795,248
   25,794 SAP AG(b).............................................................   1,510,965
   28,130 SAP AG, Sponsored ADR(b)..............................................   1,650,387
          Germany -- continued..................................................
   10,091 Siemens AG (Registered)...............................................   1,384,026
    5,070 Wacker Chemie AG......................................................   1,184,709
                                                                                 -----------
                                                                                  10,604,800
                                                                                 -----------
          Greece -- 1.3%
   23,773 Folli - Follie SA.....................................................     966,751
   22,777 National Bank of Greece SA............................................   1,452,991
                                                                                 -----------
                                                                                   2,419,742
                                                                                 -----------
          Hong Kong -- 1.8%
  140,900 Esprit Holdings, Ltd..................................................   2,232,576
  458,000 Foxconn International Holdings, Ltd.(c)...............................   1,251,563
                                                                                 -----------
                                                                                   3,484,139
                                                                                 -----------
          India -- 2.1%
   14,909 HDFC Bank, Ltd., ADR(b)...............................................   1,597,201
   50,452 Infosys Technologies, Ltd., Sponsored ADR(b)..........................   2,441,372
                                                                                 -----------
                                                                                   4,038,573
                                                                                 -----------
          Ireland -- 1.5%
  107,764 Anglo Irish Bank Corp. PLC(b).........................................   2,005,080
   21,246 Ryanair Holdings PLC, Sponsored ADR(c)................................     881,921
                                                                                 -----------
                                                                                   2,887,001
                                                                                 -----------
          Israel -- 0.7%
   28,607 Teva Pharmaceutical Industries, Ltd., Sponsored ADR(b)................   1,272,153
                                                                                 -----------
          Italy -- 4.3%
   46,036 ENI SpA...............................................................   1,700,006
   74,712 Saipem SpA............................................................   3,185,176
  367,947 UniCredito Italiano SpA...............................................   3,149,923
                                                                                 -----------
                                                                                   8,035,105
                                                                                 -----------
          Japan -- 15.0%
  142,000 Bank of Yokohama, Ltd. (The)(b).......................................     975,145
   17,900 Canon, Inc............................................................     971,350
  201,000 Isuzu Motors, Ltd.....................................................   1,143,523
   31,400 Millea Holdings, Inc.(b)(c)...........................................   1,257,758
   46,000 NGK Insulators, Ltd...................................................   1,473,575
   18,600 Nidec Corp.(b)........................................................   1,296,695
    4,200 Nintendo Co., Ltd.(b).................................................   2,168,477
   29,400 Nitto Denko Corp.(b)..................................................   1,361,529
   43,500 Nomura Holdings, Inc.(b)..............................................     723,670
   11,000 Onward Kashiyama Co., Ltd.............................................     110,995
    6,940 ORIX Corp.............................................................   1,572,796
   41,600 Promise Co., Ltd.(b)..................................................   1,010,848
   72,000 Sharp Corp.(b)........................................................   1,301,291
   57,000 Shionogi & Co., Ltd...................................................     876,355
   11,400 SMC Corp.(b)..........................................................   1,555,692
   86,000 Sumitomo Corp.(b).....................................................   1,651,724
      156 Sumitomo Mitsui Financial Group, Inc.(b)..............................   1,210,280
  194,000 Sumitomo Trust & Banking Co., Ltd. (The)(b)...........................   1,460,646
   14,200 Takeda Pharmaceutical Co., Ltd.(b)....................................     995,859
   20,200 THK Co., Ltd..........................................................     424,571
  141,000 Toshiba Corp.(b)......................................................   1,310,238
   27,400 Toyota Motor Corp.(b).................................................   1,602,964
   12,100 Yamada Denki Co., Ltd.(b).............................................   1,191,653

Investments as of September 30, 2007 (Unaudited)

Shares     Description                                                             Value (+)
------     ---------------------------------------------------------------------  ------------
           Japan -- continued
    53,000 Yaskawa Electric Corp................................................. $    656,869
                                                                                  ------------
                                                                                    28,304,503
                                                                                  ------------
           Luxembourg -- 1.0%
    21,437 Millicom International Cellular SA(b)(c)..............................    1,798,564
                                                                                  ------------
           Mexico -- 2.2%
    24,050 America Movil SAB de CV, Series L, ADR................................    1,539,200
    21,623 Cemex SAB de CV, Sponsored ADR(b)(c)..................................      646,960
    23,880 Fomento Economico Mexicano, SAB de CV, Sponsored ADR..................      893,112
    27,786 Wal-Mart de Mexico SA de CV, Sponsored ADR, Series V(b)...............    1,015,578
                                                                                  ------------
                                                                                     4,094,850
                                                                                  ------------
           Netherlands -- 1.2%
    18,997 ING Groep NV(b).......................................................      844,218
    31,617 Koninklijke (Royal) Philips Electronics NV............................    1,420,868
                                                                                  ------------
                                                                                     2,265,086
                                                                                  ------------
           Norway -- 0.9%
    35,456 Renewable Energy Corp. A/S(c).........................................    1,631,758
                                                                                  ------------
           Republic of Korea -- 3.0%.............................................
    24,679 Hyundai Motor Co......................................................    1,987,790
    12,210 Kookmin Bank, Sponsored ADR...........................................    1,001,098
     2,483 Samsung Electronics Co., Ltd..........................................    1,553,708
     3,612 Samsung Electronics Co., Ltd., GDR, 144A..............................    1,133,265
                                                                                  ------------
                                                                                     5,675,861
                                                                                  ------------
           Russia -- 2.9%
    25,587 Evraz Group SA, GDR, 144A.............................................    1,619,657
    19,660 Gazprom, Sponsored ADR(b).............................................      867,006
    14,535 LUKOIL, Sponsored ADR.................................................    1,207,858
     6,238 MMC Norilsk Nickel ADR................................................    1,696,736
                                                                                  ------------
                                                                                     5,391,257
                                                                                  ------------
           Scotland -- 0.3%
    22,700 Subsea 7, Inc.(c).....................................................      629,007
                                                                                  ------------
           Singapore -- 1.3%
    76,000 DBS Group Holdings, Ltd...............................................    1,101,158
   136,000 Keppel Corp., Ltd.....................................................    1,315,997
                                                                                  ------------
                                                                                     2,417,155
                                                                                  ------------
           Spain -- 3.5%
    70,705 Banco Bilbao Vizcaya Argentaria SA(b).................................    1,658,400
   154,143 Banco Santander Central Hispano SA(b).................................    3,002,060
    69,003 Telefonica SA.........................................................    1,927,820
                                                                                  ------------
                                                                                     6,588,280
                                                                                  ------------
           Switzerland -- 9.1%
    66,965 ABB, Ltd..............................................................    1,756,665
    14,914 Credit Suisse Group...................................................      991,243
    11,111 Holcim, Ltd. (Registered).............................................    1,225,544
    12,649 Lonza Group AG........................................................    1,377,181
     5,524 Nestle SA.............................................................    2,476,356
           Switzerland -- continued
     3,809 Nobel Biocare Holding AG..............................................    1,031,860
    48,374 Novartis AG...........................................................    2,661,213
    10,083 Roche Holding AG......................................................    1,825,750
     5,772 Syngenta AG...........................................................    1,248,776
     8,846 Synthes, Inc..........................................................      989,890
    30,152 UBS AG................................................................    1,619,996
                                                                                  ------------
                                                                                    17,204,474
                                                                                  ------------
           Taiwan -- 1.1%
   513,619 Taiwan Semiconductor Manufacturing Co., Ltd...........................      990,065
    99,541 Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR...........    1,007,355
                                                                                  ------------
                                                                                     1,997,420
                                                                                  ------------
           Thailand -- 0.5%
   282,700 Bangkok Bank PCL......................................................      948,366
                                                                                  ------------
           United Kingdom -- 15.3%...............................................
   480,507 ARM Holdings PLC(b)...................................................    1,509,845
    22,083 AstraZeneca PLC.......................................................    1,105,277
    78,678 Autonomy Corp. PLC(c).................................................    1,381,549
    98,464 Barclays PLC..........................................................    1,196,962
    60,513 BHP Billiton PLC......................................................    2,164,809
   183,406 British Sky Broadcasting Group PLC....................................    2,608,769
   135,431 Cattles PLC...........................................................      966,702
    57,613 GlaxoSmithKline PLC...................................................    1,528,075
    69,296 HBOS PLC..............................................................    1,296,772
    62,600 HSBC Holdings PLC.....................................................    1,149,130
   106,187 ICAP PLC..............................................................    1,141,626
   152,363 Man Group PLC.........................................................    1,726,007
   182,062 Michael Page International PLC........................................    1,537,849
   261,341 Old Mutual PLC........................................................      854,510
   120,734 Prudential PLC........................................................    1,850,430
    17,952 Reckitt Benckiser PLC.................................................    1,052,441
   157,084 Smith & Nephew PLC....................................................    1,916,960
   222,591 Tesco PLC.............................................................    1,995,176
   506,068 Vodafone Group PLC....................................................    1,824,114
                                                                                  ------------
                                                                                    28,807,003
                                                                                  ------------
           Total Common Stocks...................................................
           (Identified Cost $135,055,402)........................................  185,977,195
                                                                                  ------------
Short-Term Investments -- 26.0% of Net Assets
46,513,728 State Street Securities Lending Quality Trust(d)......................   46,513,728

Principal
Amount
---------
$2,357,213 Tri-Party Repurchase Agreement with Fixed Income Clearing
             Corporation, dated 9/28/2007 at 3.750% to be repurchased at
             $2,357,950 on 10/1/2007, collateralized by $2,220,000 Federal Home
             Loan Mortgage Corp., 5.625% due 11/23/2035 valued at $2,199,014 and
             $205,000 Federal National Mortgage Association, 6.060% due
             6/06/2017 valued at $209,869, including accrued interest(e).........    2,357,213
                                                                                  ------------
           Total Short-Term Investments (Identified Cost $48,870,941)............   48,870,941
                                                                                  ------------

Investments as of September 30, 2007 (Unaudited)

                                                                  Value (+)
                                                                ------------
  Total Investments -- 124.7% (Identified Cost $183,926,343)(a)  234,848,136
  Other assets less liabilities--(24.7)%.......................  (46,577,796)
                                                                ------------
  Net Assets -- 100%........................................... $188,270,340
                                                                ============

(+)Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

   The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

   The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

   At September 30, 2007, the net unrealized appreciation on investments based on a cost of $183,926,343 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost..................................... $51,545,792
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value...................................    (623,999)
                                                            -----------
       Net unrealized appreciation......................... $50,921,793
                                                            ===========

(b)All or a portion of this security was on loan to brokers at September 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2007 were $44,929,180 and $46,513,728, respectively.

(c)Non-income producing security.

(d)Represents investment of security lending collateral.

Investments as of September 30, 2007 (Unaudited)


    (e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

   144A Securities exempt from registration under Rule 144A of the Securities
        Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,752,922 or 1.5% of net assets.

ADR/GDR An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

   Holdings at September 30, 2007 as a Percentage of Net Assets (unaudited)

           Banks............................................... 16.1%
           Oil & Gas...........................................  6.2
           Pharmaceuticals.....................................  5.9
           Mining..............................................  5.4
           Diversified Financial Services......................  5.1
           Telecommunications..................................  5.1
           Insurance...........................................  4.9
           Software............................................  3.7
           Food................................................  3.4
           Semiconductors......................................  3.3
           Auto Manufacturers..................................  3.2
           Electrical Components & Equipment...................  3.1
           Chemicals...........................................  2.8
           Retail..............................................  2.2
           Media...............................................  2.1
           Health Care - Products..............................  2.1
           Distribution & Wholesale............................  2.1
           Oil & Gas Services..................................  2.0
           Other, less than 2% each............................ 20.1

       NATIXIS INCOME DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)

Shares Description                                                            Value (+)
------ ---------------------------------------------------------------------  ----------
Common Stocks -- 43.6% of Net Assets
       Agriculture -- 0.3%
 8,534 Universal Corp.(b).................................................... $  417,739
                                                                              ----------
       Auto Parts & Equipment -- 0.1%
 7,834 Superior Industries International, Inc.(b)............................    169,919
                                                                              ----------
       Automotive -- 0.2%
 7,806 General Motors Corp.(b)...............................................    286,480
                                                                              ----------
       Banks -- 5.8%
 8,066 Associated Banc Corp.(b)..............................................    238,995
 9,403 Bank of America Corp..................................................    472,689
 7,060 Bank of Hawaii Corp.(b)...............................................    373,121
 4,984 Bank of New York Mellon Corp..........................................    219,994
 8,689 BB&T Corp.(b).........................................................    350,949
10,233 Citizens Republic Bancorp, Inc.(b)....................................    164,854
 6,625 Colonial BancGroup, Inc.(b)...........................................    143,232
 8,995 Comerica, Inc.(b).....................................................    461,264
12,283 F N B Corp.(b)........................................................    203,161
 8,928 Fifth Third Bancorp(b)................................................    302,481
10,110 First Horizon National Corp.(b).......................................    269,533
11,454 FirstMerit Corp.(b)...................................................    226,331
 8,539 Fulton Financial Corp.(b).............................................    122,791
 9,583 Huntington Bancshares, Inc.(b)........................................    162,719
 8,605 KeyCorp(b)............................................................    278,200
 9,818 National City Corp.(b)................................................    246,334
 7,812 Pacific Capital Bancorp(b)............................................    205,456
 6,732 PNC Financial Services Group, Inc.....................................    458,449
 8,624 Popular, Inc.(b)......................................................    105,903
 7,998 Provident Bankshares Corp.(b).........................................    250,577
 8,690 Regions Financial Corp................................................    256,181
 6,451 Suntrust Banks, Inc...................................................    488,147
 6,078 Synovus Financial Corp................................................    170,488
 8,150 TCF Financial Corp.(b)................................................    213,367
 7,739 Trustmark Corp.(b)....................................................    217,001
 8,497 U.S. Bancorp(b).......................................................    276,407
 7,217 UnionBanCal Corp.(b)..................................................    421,545
 8,291 Valley National Bancorp(b)............................................    183,894
 9,143 Wachovia Corp.........................................................    458,521
 7,257 Wells Fargo & Co......................................................    258,494
 7,501 Wilmington Trust Corp.(b).............................................    291,789
                                                                              ----------
                                                                               8,492,867
                                                                              ----------
       Beverages -- 0.2%
 5,886 Coca-Cola Co. (The)...................................................    338,268
                                                                              ----------
       Building Materials -- 0.1%
 7,027 Masco Corp.(b)........................................................    162,816
                                                                              ----------
       Chemicals -- 1.6%
 8,557 Dow Chemical Co. (The)(b).............................................    368,464
 6,905 Eastman Chemical Co.(b)...............................................    460,771
 4,627 Lubrizol Corp.........................................................    301,032
 8,268 Lyondell Chemical Co..................................................    383,222
 6,605 PPG Industries, Inc.(b)...............................................    499,008
 8,165 RPM International, Inc................................................    195,552
 6,187 Sensient Technologies Corp.(b)........................................    178,619
                                                                              ----------
                                                                               2,386,668
                                                                              ----------
       Commercial Services -- 0.4%
 9,020 Deluxe Corp...........................................................    332,297
 6,868 R. R. Donnelley & Sons Co.............................................    251,094
                                                                              ----------
                                                                                 583,391
                                                                              ----------
       Consumer Products -- 0.5%
 7,515 Briggs & Stratton Corp.(b)............................................    189,228
 6,808 Kimberly-Clark Corp...................................................    478,330
                                                                              ----------
                                                                                 667,558
                                                                              ----------
       Distribution & Wholesale -- 0.2%
 6,411 Genuine Parts Co......................................................    320,550
                                                                              ----------
       Diversified Financial Services -- 0.6%
 8,615 Citigroup, Inc........................................................    402,062
 6,570 JPMorgan Chase & Co...................................................    301,037
 5,559 Waddell & Reed Financial, Inc.,.......................................
       Class A...............................................................    150,260
                                                                              ----------
                                                                                 853,359
                                                                              ----------
       Electric -- 3.3%
 8,357 Black Hills Corp.(b)..................................................    342,804
 8,638 Centerpoint Energy, Inc.(b)...........................................    138,467
 8,361 DPL, Inc.(b)..........................................................    219,560
 9,417 DTE Energy Co.........................................................    456,159
10,838 Energy East Corp.(b)..................................................    293,168
 5,297 Entergy Corp..........................................................    573,612
 5,924 Exelon Corp...........................................................    446,433
 6,808 FirstEnergy Corp......................................................    431,219
 6,181 FPL Group, Inc........................................................    376,299
 6,310 Northeast Utilities...................................................    180,277
 9,674 Pinnacle West Capital Corp.(b)........................................    382,220
 6,567 PNM Resources, Inc.(b)................................................    152,880
 7,028 PPL Corp..............................................................    325,396
 8,896 SCANA Corp.(b)........................................................    344,631
 5,363 Unisource Energy Corp.................................................    160,300
                                                                              ----------
                                                                               4,823,425
                                                                              ----------
       Electrical Components & Equipment -- 0.4%
10,412 Emerson Electric Co...................................................    554,127
                                                                              ----------
       Environmental Control -- 0.1%
 5,546 Waste Management, Inc.................................................    209,306
                                                                              ----------
       Food -- 0.3%
 5,581 General Mills, Inc....................................................    323,754
 5,533 Sara Lee Corp.(b).....................................................     92,346
                                                                              ----------
                                                                                 416,100
                                                                              ----------
       Forest Products & Paper -- 0.1%
 7,249 Meadwestvaco Corp.....................................................    214,063
                                                                              ----------
       Gas -- 0.8%
 8,493 AGL Resources, Inc....................................................    336,493
 8,239 Nicor, Inc.(b)........................................................    353,453
 8,873 NiSource, Inc.........................................................    169,829
 6,783 Oneok, Inc............................................................    321,514
                                                                              ----------
                                                                               1,181,289
                                                                              ----------
       Home Construction -- 0.0%
   375 KB Home(b)............................................................      9,398
                                                                              ----------
       Home Furnishings -- 0.0%
 9,517 La-Z-Boy, Inc.(b).....................................................     70,235
                                                                              ----------
       Household Products & Wares -- 0.2%
 5,396 Avery Dennison Corp...................................................    307,680
                                                                              ----------
       Insurance -- 1.1%
 9,128 Arthur J Gallagher & Co.(b)...........................................    264,438
 6,670 Cincinnati Financial Corp.............................................    288,878
 7,881 Commerce Group, Inc.(b)...............................................    232,253

Investments as of September 30, 2007 (Unaudited)

Shares Description                                                             Value (+)
------ ---------------------------------------------------------------------  -----------
       Insurance -- continued
 5,658 Lincoln National Corp................................................. $   373,258
 7,853 Unitrin, Inc.(b)......................................................     389,430
                                                                              -----------
                                                                                1,548,257
                                                                              -----------
       Manufacturing -- 0.1%
 6,850 Mattel, Inc.(b).......................................................     160,701
                                                                              -----------
       Office & Business Equipment -- 0.2%
 6,286 Pitney Bowes, Inc.(b).................................................     285,510
                                                                              -----------
       Oil & Gas -- 0.4%
 6,288 Chevron Corp..........................................................     588,431
                                                                              -----------
       Packaging & Containers -- 0.1%
 5,979 Sonoco Products Co....................................................     180,446
                                                                              -----------
       Pharmaceuticals -- 1.1%
 5,635 Abbott Laboratories(b)................................................     302,149
10,056 Bristol-Myers Squibb Co...............................................     289,814
 6,555 Eli Lilly & Co........................................................     373,176
 8,065 Merck & Co., Inc......................................................     416,880
 8,916 Pfizer, Inc...........................................................     217,818
                                                                              -----------
                                                                                1,599,837
                                                                              -----------
       Publishing -- 0.1%
 6,927 New York Times Co., Class A(b)........................................     136,878
                                                                              -----------
       Real Estate Investment Trusts -- 23.6%................................
       REITs - Apartments -- 4.3%
 8,300 Apartment Investment & Management Co., Class A........................     374,579
23,000 Archstone-Smith Trust(b)..............................................   1,383,220
11,100 AvalonBay Communities, Inc............................................   1,310,466
14,700 Camden Property Trust.................................................     944,475
41,000 Equity Residential(b).................................................   1,736,760
 2,700 Home Properties, Inc..................................................     140,886
14,600 UDR, Inc.(b)..........................................................     355,072
                                                                              -----------
                                                                                6,245,458
                                                                              -----------
       REITs - Diversified -- 1.2%
13,100 BioMed Realty Trust, Inc..............................................     315,710
13,700 Vornado Realty Trust(b)...............................................   1,498,095
                                                                              -----------
                                                                                1,813,805
                                                                              -----------
       REITs - Healthcare -- 1.0%
 6,000 Health Care Property Investors, Inc...................................     199,020
 8,800 Healthcare Realty Trust, Inc.(b)......................................     234,608
24,300 Nationwide Health Properties, Inc.(b).................................     732,159
20,300 Omega Healthcare Investors, Inc.(b)...................................     315,259
                                                                              -----------
                                                                                1,481,046
                                                                              -----------
       REITs - Hotels -- 2.1%
18,900 Ashford Hospitality Trust(b)..........................................     189,945
12,500 Hilton Hotels Corp.(b)................................................     581,125
 4,400 Hospitality Properties Trust(b).......................................     178,860
57,300 Host Hotels & Resorts, Inc.(b)........................................   1,285,812
13,000 Starwood Hotels & Resorts Worldwide, Inc..............................     789,750
                                                                              -----------
                                                                                3,025,492
                                                                              -----------
       REITs - Industrial -- 2.9%
14,200 AMB Property Corp.....................................................     849,302
56,400 DCT Industrial Trust, Inc.(b).........................................     590,508
12,900 First Potomac Realty Trust(b).........................................     281,220
26,000 Liberty Property Trust................................................   1,045,460
17,300 ProLogis..............................................................   1,147,855
       REITs - Industrial -- continued
 6,100 PS Business Parks, Inc................................................     346,785
                                                                              -----------
                                                                                4,261,130
                                                                              -----------
       REITs - Office -- 3.7%
20,000 Boston Properties, Inc................................................   2,078,000
23,700 Brandywine Realty Trust(b)............................................     599,847
35,100 Brookfield Properties Corp............................................     873,990
 8,800 Corporate Office Properties Trust(b)..................................     366,344
 5,100 Digital Realty Trust, Inc.(b).........................................     200,889
10,600 Highwoods Properties, Inc.(b).........................................     388,702
41,200 HRPT Properties Trust(b)..............................................     407,468
 8,600 Kilroy Realty Corp.(b)................................................     521,418
                                                                              -----------
                                                                                5,436,658
                                                                              -----------
       REITs - Regional Malls -- 3.9%
11,900 General Growth Properties, Inc.(b)....................................     638,078
13,400 Macerich Co. (The)(b).................................................   1,173,572
31,700 Simon Property Group, Inc.............................................   3,170,000
11,600 Taubman Centers, Inc.(b)..............................................     635,100
                                                                              -----------
                                                                                5,616,750
                                                                              -----------
       REITs - Shopping Centers -- 2.9%
14,400 Cedar Shopping Centers, Inc.(b).......................................     196,128
23,700 Developers Diversified Realty Corp....................................   1,324,119
11,400 Federal Realty Investment Trust(b)....................................   1,010,040
12,500 Kimco Realty Corp.(b).................................................     565,125
 4,900 Kite Realty Group Trust(b)............................................      92,120
14,200 Regency Centers Corp.(b)..............................................   1,089,850
                                                                              -----------
                                                                                4,277,382
                                                                              -----------
       REITs - Storage -- 1.2%
21,500 Extra Space Storage, Inc.(b)..........................................     330,885
17,600 Public Storage, Inc.(b)...............................................   1,384,240
                                                                              -----------
                                                                                1,715,125
                                                                              -----------
       REITs - Triple Net Lease -- 0.4%
10,700 iStar Financial, Inc..................................................     363,693
 8,500 Realty Income Corp.(b)................................................     237,575
                                                                              -----------
                                                                                  601,268
                                                                              -----------
       Total Real Estate Investment Trusts...................................  34,474,114
                                                                              -----------
       Savings & Loans -- 1.0%
 7,541 Astoria Financial Corp.(b)............................................     200,063
14,043 New York Community Bancorp, Inc.(b)...................................     267,519
11,037 People's United Financial, Inc.(b)....................................     190,719
 9,899 PFF Bancorp, Inc.(b)..................................................     151,851
 8,180 Washington Federal, Inc...............................................     214,807
10,956 Washington Mutual, Inc.(b)............................................     386,856
                                                                              -----------
                                                                                1,411,815
                                                                              -----------
       Telecommunications -- 0.3%
 8,674 AT&T, Inc.............................................................     366,997
                                                                              -----------
       Tobacco -- 0.4%
 9,210 Altria Group, Inc.....................................................     640,371
                                                                              -----------
       Total Common Stocks...................................................
       (Identified Cost $67,115,640).........................................  63,858,595
                                                                              -----------

Investments as of September 30, 2007 (Unaudited)

Principal
Amount (++)   Description                                                            Value (+)
-----------   ---------------------------------------------------------------------  ----------
Bonds and Notes -- 54.4%
              Aerospace & Defense -- 0.9%
    $ 115,000 Bombardier, Inc.,
              7.350%, 12/22/2026 (CAD).............................................. $  112,150
    1,020,000 Bombardier, Inc.,
              144A, 7.450%, 5/01/2034...............................................  1,009,800
      200,000 Embraer Overseas Ltd.,
              6.375%, 1/24/2017.....................................................    198,500
                                                                                     ----------
                                                                                      1,320,450
                                                                                     ----------
              Airlines -- 0.7%
        2,101 Continental Airlines, Inc., Series 1999-1, Class C,
              6.954%, 8/02/2009.....................................................      2,054
    1,055,000 United Air Lines, Inc., Series 2007-1, Class A,
              6.636%, 7/02/2022.....................................................  1,023,350
                                                                                     ----------
                                                                                      1,025,404
                                                                                     ----------
              Automotive -- 1.5%
      115,000 Cummins, Inc.,
              7.125%, 3/01/2028(b)..................................................    118,696
       30,000 Ford Motor Co.,
              6.375%, 2/01/2029.....................................................     22,050
       15,000 Ford Motor Co.,
              6.500%, 8/01/2018(b)..................................................     12,075
    1,805,000 Ford Motor Co.,
              6.625%, 10/01/2028(b).................................................  1,344,725
      725,000 Ford Motor Co.,
              7.450%, 7/16/2031(b)..................................................    569,125
       10,000 General Motors Corp.,
              8.375%, 7/15/2033(b)..................................................      8,762
       40,000 Goodyear Tire & Rubber Co.,
              7.000%, 3/15/2028.....................................................     33,800
      105,000 Goodyear Tire & Rubber Co.,
              7.857%, 8/15/2011.....................................................    106,575
        6,000 Goodyear Tire & Rubber Co.,
              9.000%, 7/01/2015(b)..................................................      6,405
                                                                                     ----------
                                                                                      2,222,213
                                                                                     ----------
              Banks -- 1.5%
  110,000,000 Barclays Financial LLC, 144A,
              4.060%, 9/16/2010 (KRW)...............................................    118,594
  300,000,000 Barclays Financial LLC, 144A,
              4.470%, 12/04/2011 (KRW)..............................................    324,618
  123,800,000 Barclays Financial LLC, 144A,
              4.910%, 3/23/2009 (KRW)(c)............................................    137,192
      700,000 HSBC Bank PLC, 144A, Zero Coupon,
              4/18/2012 (MYR).......................................................    173,279
    4,405,000 HSBC Bank USA, 144A, Zero Coupon,
              5/17/2012 (MYR).......................................................  1,085,252
      437,254 HSBC Bank USA, 144A,
              Zero Coupon, 11/28/2011(c)............................................    304,547
                                                                                     ----------
                                                                                      2,143,482
                                                                                     ----------
              Biotechnology -- 0.4%
      655,000 Amgen, Inc., 144A,
              6.375%, 6/01/2037.....................................................    646,763
                                                                                     ----------
              Brokerage -- 0.4%
       65,000 Goldman Sachs Group, Inc.(The),
              5.625%, 1/15/2017(b)..................................................     63,066
3,339,258,780 JPMorgan Chase & Co., 144A,
              Zero Coupon, 4/12/2012 (IDR)..........................................    248,226
       65,000 JPMorgan Chase & Co.,
              5.150%, 10/01/2015....................................................     62,327
      160,000 Lehman Brothers Holdings, Inc.,
              5.750%, 1/03/2017.....................................................    153,768
                                                                                     ----------
                                                                                        527,387
                                                                                     ----------
              Building Materials -- 0.4%
      170,000 Masco Corp.,
              5.850%, 3/15/2017.....................................................    164,022
      525,000 USG Corp.,
              6.300%, 11/15/2016....................................................    476,466
                                                                                     ----------
                                                                                        640,488
                                                                                     ----------
              Chemicals -- 0.2%
       45,000 Borden, Inc.,
              7.875%, 2/15/2023.....................................................     36,225
       10,000 Borden, Inc.,
              8.375%, 4/15/2016.....................................................      8,500
       25,000 Borden, Inc.,
              9.200%, 3/15/2021.....................................................     21,250
      200,000 Hercules, Inc., Subordinated Note,
              6.500%, 6/30/2029.....................................................    162,000
       55,000 Methanex Corp., Senior Note,
              6.000%, 8/15/2015.....................................................     51,872
                                                                                     ----------
                                                                                        279,847
                                                                                     ----------
              Construction Machinery -- 0.3%
      380,000 Joy Global, Inc.,
              6.625%, 11/15/2036....................................................    381,676
                                                                                     ----------
              Consumer Products -- 0.0%
       20,000 Hasbro, Inc., Senior Debenture,
              6.600%, 7/15/2028.....................................................     19,319
                                                                                     ----------
              Distribution & Wholesale -- 0.2%
      345,000 Owens & Minor, Inc.,
              6.350%, 4/15/2016.....................................................    349,975
                                                                                     ----------
              Diversified Financial Services -- 0.4%
      325,000 Countrywide Financial Corp.,
              6.250%, 5/15/2016(b)..................................................    294,113
      245,000 KAR Holdings, Inc., 144A,
              10.000%, 5/01/2015....................................................    229,688
                                                                                     ----------
                                                                                        523,801
                                                                                     ----------
              Electric -- 0.2%
       55,000 Dynegy Holdings, Inc.,
              7.125%, 5/15/2018.....................................................     50,188
      100,000 Dynegy Holdings, Inc.,
              7.625%, 10/15/2026....................................................     90,000
       20,000 NGC Corp. Capital Trust I, Series B,
              8.316%, 6/01/2027.....................................................     18,500
      135,000 TXU Corp., Series Q,
              6.500%, 11/15/2024....................................................    108,202
                                                                                     ----------
                                                                                        266,890
                                                                                     ----------
              Electronics -- 0.1%
      110,000 Freescale Semiconductor, Inc.,
              10.125%, 12/15/2016(b)................................................    102,300
                                                                                     ----------
              Entertainment -- 1.0%
      800,000 Time Warner, Inc.,
              6.500%, 11/15/2036....................................................    771,822

Investments as of September 30, 2007 (Unaudited)

Principal
Amount (++) Description                                                            Value (+)
----------- ---------------------------------------------------------------------  ----------
            Entertainment -- continued
  $ 425,000 Time Warner, Inc.,
            6.625%, 5/15/2029..................................................... $  416,221
     35,000 Time Warner, Inc.,
            6.950%, 1/15/2028.....................................................     35,809
    315,000 Viacom, Inc., Senior Note,
            6.875%, 4/30/2036.....................................................    313,688
                                                                                   ----------
                                                                                   1,537,540.
                                                                                   ----------
            Finance Other -- 0.3%
    435,000 Western Union Co.,
            6.200%, 11/17/2036(b).................................................    419,098
                                                                                   ----------
            Food -- 0.1%
     75,000 Kraft Foods, Inc.,
            6.500%, 11/01/2031(b).................................................     73,742
     30,000 Sara Lee Corp.,
            6.125%, 11/01/2032(b).................................................     27,985
                                                                                   ----------
                                                                                      101,727
                                                                                   ----------
            Government Guaranteed -- 1.1%
100,000,000 Development Bank of Japan,
            1.750%, 6/21/2010 (JPY)...............................................    886,426
 22,000,000 Kreditanstalt fuer Wiederaufbau,
            1.850%, 9/20/2010 (JPY)...............................................    195,628
  2,625,000 Kreditanstalt fuer Wiederaufbau, Series E, (MTN),
            8.500%, 7/16/2010 (ZAR)...............................................    367,101
 19,000,000 Oesterreichische Kontrollbank AG,
            1.800%, 3/22/2010 (JPY)...............................................    168,356
                                                                                   ----------
                                                                                    1,617,511
                                                                                   ----------
            Government Sponsored -- 0.2%
 20,000,000 Federal National Mortgage Association,
            1.750%, 3/26/2008 (JPY)...............................................    174,757
    200,000 Federal National Mortgage Association,
            2.290%, 2/19/2009 (SGD)...............................................    133,823
                                                                                   ----------
                                                                                      308,580
                                                                                   ----------
            Healthcare -- 1.1%
     10,000 Boston Scientific Corp.,
            6.400%, 6/15/2016.....................................................      9,125
     55,000 Boston Scientific Corp.,
            7.000%, 11/15/2035....................................................     47,713
    265,000 HCA, Inc.,
            6.375%, 1/15/2015.....................................................    225,912
    610,000 HCA, Inc.,
            6.500%, 2/15/2016(b)..................................................    518,500
     25,000 HCA, Inc.,
            7.050%, 12/01/2027....................................................     18,933
      5,000 HCA, Inc.,
            7.500%, 12/15/2023....................................................      4,080
    460,000 HCA, Inc.,
            7.500%, 11/06/2033....................................................    370,300
    135,000 HCA, Inc.,
            7.580%, 9/15/2025.....................................................    110,014
    310,000 HCA, Inc.,
            7.690%, 6/15/2025.....................................................    254,613
     30,000 HCA, Inc.,
            7.750%, 7/15/2036.....................................................     24,027
     20,000 HCA, Inc.,
            8.360%, 4/15/2024.....................................................     17,390
                                                                                   ----------
                                                                                    1,600,607
                                                                                   ----------
            Home Construction -- 1.0%
    175,000 Centex Corp.,
            5.250%, 6/15/2015(b)..................................................    148,877
     50,000 DR Horton, Inc., Senior Note,
            5.250%, 2/15/2015.....................................................     41,859
     25,000 DR Horton, Inc.,
            5.625%, 9/15/2014.....................................................     21,253
     30,000 DR Horton, Inc., Guaranteed Note,
            5.625%, 1/15/2016.....................................................     25,209
    290,000 K. Hovnanian Enterprises, Inc., Senior Note,
            6.250%, 1/15/2016(b)..................................................    223,300
     10,000 K. Hovnanian Enterprises, Inc., Guaranteed Note,
            6.375%, 12/15/2014(b).................................................      7,750
    100,000 K. Hovnanian Enterprises, Inc., Guaranteed Note,
            6.500%, 1/15/2014.....................................................     77,750
     20,000 K. Hovnanian Enterprises, Inc.,
            7.500%, 5/15/2016(b)..................................................     15,900
    175,000 KB Home, Senior Note,
            5.875%, 1/15/2015(b)..................................................    148,750
    125,000 KB Home, Guaranteed Note,
            6.250%, 6/15/2015(b)..................................................    106,719
    105,000 KB Home, Guaranteed Note,
            7.250%, 6/15/2018(b)..................................................     91,350
    140,000 Lennar Corp., Series B, Guaranteed Note,
            5.600%, 5/31/2015.....................................................    120,447
     10,000 Pulte Homes, Inc.,
            5.200%, 2/15/2015.....................................................      8,338
     80,000 Pulte Homes, Inc.,
            6.000%, 2/15/2035(b)..................................................     58,313
    470,000 Pulte Homes, Inc.,
            6.375%, 5/15/2033.....................................................    357,163
     25,000 Toll Brothers Financial Corp.,
            5.150%, 5/15/2015(b)..................................................     21,411
                                                                                   ----------
                                                                                    1,474,389
                                                                                   ----------
            Independent Energy -- 0.3%
    210,000 Chesapeake Energy Corp.,
            6.500%, 8/15/2017(b)..................................................    204,225
    100,000 Chesapeake Energy Corp.,
            6.875%, 11/15/2020....................................................     97,875
    115,000 XTO Energy, Inc.,
            6.100%, 4/01/2036(b)..................................................    111,234
                                                                                   ----------
                                                                                      413,334
                                                                                   ----------
            Industrial Conglomerates -- 0.1%
    190,000 Stena AB, Senior Note,
            7.000%, 12/01/2016....................................................    189,050
                                                                                   ----------
            Insurance -- 0.5%
    190,000 CIGNA Corp.,
            6.150%, 11/15/2036....................................................    179,655
     55,000 Fund American Cos., Inc.,
            5.875%, 5/15/2013.....................................................     54,228
    465,000 White Mountains RE Group, 144A,
            6.375%, 3/20/2017.....................................................    452,017
                                                                                   ----------
                                                                                      685,900
                                                                                   ----------

Investments as of September 30, 2007 (Unaudited)

Principal
Amount (++) Description                                                            Value (+)
----------- ---------------------------------------------------------------------- ----------
            Leisure Time -- 0.0%
   $ 35,000 Royal Caribbean Cruises Ltd.,
            7.500%, 10/15/2027.................................................... $   32,810
                                                                                   ----------
            Media Cable -- 1.8%
  1,370,000 Comcast Corp.,
            5.650%, 6/15/2035.....................................................  1,223,083
     65,000 Comcast Corp.,
            6.450%, 3/15/2037(b)..................................................     64,170
     80,000 Comcast Corp.,
            6.500%, 11/15/2035....................................................     78,996
    995,000 COX Communications, Inc., 144A,
            6.450%, 12/01/2036....................................................    970,651
    100,000 CSC Holdings, Inc., Senior Note,
            7.625%, 7/15/2018 (b).................................................     95,500
    244,000 Time Warner Cable, Inc., 144A,
            6.550%, 5/01/2037.....................................................    239,359
                                                                                   ----------
                                                                                    2,671,759
                                                                                   ----------
            Media Non-Cable -- 1.0%
    385,000 British Sky Broadcasting Finance PLC, 144A,
            6.500%, 10/15/2035....................................................    373,510
     80,000 Intelsat Corp.,
            6.875%, 1/15/2028.....................................................     69,600
     83,454 Liberty Media LLC, Convertible,
            3.500%, 1/15/2031.....................................................     80,846
    225,000 News America, Inc.,
            6.150%, 3/01/2037(b)..................................................    209,831
    520,000 News America, Inc.,
            6.200%, 12/15/2034....................................................    489,578
    125,000 News America, Inc.,
            6.400%, 12/15/2035....................................................    120,720
    270,000 Tribune Co.,
            5.250%, 8/15/2015.....................................................    188,173
                                                                                   ----------
                                                                                    1,532,258
                                                                                   ----------
            Mining -- 0.5%
    400,000 Barrick Gold Finance Co.,
            5.800%, 11/15/2034....................................................    360,218
    310,000 Newmont Mining Corp.,
            5.875%, 4/01/2035.....................................................    273,136
    125,000 Vale Overseas, Ltd.,
            6.875%, 11/21/2036....................................................    128,783
                                                                                   ----------
                                                                                      762,137
                                                                                   ----------
            Municipal -- 0.0%
     50,000 Michigan Tobacco Settlement Finance Authority, Taxable Turbo Series A,
            7.309%, 6/01/2034.....................................................     49,347
                                                                                   ----------
            Non Captive Consumer -- 1.1%
     20,000 Capital One Bank,
            5.125%, 2/15/2014.....................................................     19,193
     65,000 Ford Motor Credit Co.,
            5.700%, 1/15/2010.....................................................     61,126
    230,000 Ford Motor Credit Co.,
            8.000%, 12/15/2016(b).................................................    215,166
110,000,000 SLM Corp., (EMTN),
            1.530%, 9/15/2011 (JPY)...............................................    852,303
     70,000 SLM Corp., Series A, (MTN),
            5.000%, 10/01/2013(b).................................................     61,124
     90,000 SLM Corp., Series A, (MTN),
            5.000%, 4/15/2015(b)..................................................     75,484
     25,000 SLM Corp.,Series A, (MTN),
            5.000%, 6/15/2018.....................................................     19,858
     85,000 SLM Corp., (MTN),
            5.050%, 11/14/2014....................................................     72,086
     10,000 SLM Corp., Series A, (MTN),
            5.375%, 5/15/2014.....................................................      8,727
     87,000 SLM Corp., (MTN),
            5.625%, 8/01/2033(b)..................................................     66,971
    165,000 SLM Corp.,Series A, (MTN),
            6.500%, 6/15/2010 (NZD)...............................................    112,716
                                                                                   ----------
                                                                                    1,564,754
                                                                                   ----------
            Non Captive Diversified -- 1.4%
    900,000 General Electric Capital Corp., Series G, (MTN),
            2.960%, 5/18/2012 (SGD)...............................................    602,024
    800,000 General Electric Capital Corp., Series G, (MTN),
            3.485%, 3/08/2012 (SGD)...............................................    549,954
    405,000 GMAC LLC,
            6.000%, 12/15/2011(b).................................................    373,806
    190,000 GMAC LLC,
            6.625%, 5/15/2012.....................................................    177,290
    225,000 GMAC LLC, (MTN),
            6.750%, 12/01/2014(b).................................................    203,935
     70,000 GMAC LLC,
            8.000%, 11/01/2031(b).................................................     68,676
                                                                                   ----------
                                                                                    1,975,685
                                                                                   ----------
            Oil & Gas -- 0.8%
    670,000 Anadarko Petroleum Corp.,
            6.450%, 9/15/2036.....................................................    659,615
    410,000 Pioneer Natural Resources Co.,
            7.200%, 1/15/2028.....................................................    366,470
     50,000 Talisman Energy, Inc.,
            5.850%, 2/01/2037.....................................................     44,581
    120,000 Talisman Energy, Inc.,
            6.250%, 2/01/2038.....................................................    113,048
                                                                                   ----------
                                                                                    1,183,714
                                                                                   ----------
            Oil Field Services -- 0.3%
    390,000 Weatherford International, Ltd.,
            6.500%, 8/01/2036.....................................................    383,966
                                                                                   ----------
            Packaging & Containers -- 0.0%
     30,000 Owens-Illinois, Inc., Senior Note,
            7.800%, 5/15/2018.....................................................     29,550
                                                                                   ----------
            Paper -- 0.7%
    110,000 Abitibi-Consolidated, Inc.,
            7.400%, 4/01/2018.....................................................     74,800
     30,000 Abitibi-Consolidated, Inc.,
            7.500%, 4/01/2028(b)..................................................     19,950
     15,000 Abitibi-Consolidated, Inc.,
            8.500%, 8/01/2029(b)..................................................     10,256

Investments as of September 30, 2007 (Unaudited)

Principal
Amount (++) Description                                                            Value (+)
----------- ---------------------------------------------------------------------  ----------
            Paper -- continued
   $115,000 Bowater, Inc.,
            6.500%, 6/15/2013(b).................................................. $   83,950
      5,000 Georgia-Pacific Corp.,
            7.250%, 6/01/2028.....................................................      4,575
     25,000 Georgia-Pacific Corp.,
            7.375%, 12/01/2025....................................................     23,250
    385,000 Georgia-Pacific Corp.,
            7.750%, 11/15/2029....................................................    365,750
    400,000 Georgia-Pacific Corp.,
            8.000%, 1/15/2024.....................................................    390,000
     95,000 Georgia-Pacific Corp.,
            8.875%, 5/15/2031(b)..................................................     95,238
                                                                                   ----------
                                                                                    1,067,769
                                                                                   ----------
            Pharmaceuticals -- 0.8%
    160,000 Elan Finance PLC,
            8.875%, 12/01/2013....................................................    157,200
    255,000 Elan Finance PLC, Senior Note,
            7.750%, 11/15/2011....................................................    249,900
      5,000 EPIX Pharmaceuticals, Inc., Senior Note, Convertible,
            3.000%, 6/15/2024.....................................................      3,875
     10,000 Invitrogen Corp.,
            1.500%, 2/15/2024.....................................................      9,788
    100,000 Nektar Therapeutics,
            3.250%, 9/28/2012.....................................................     85,750
    180,000 Teva Pharmaceutical Finance LLC,
            6.150%, 2/01/2036.....................................................    171,024
    480,000 Valeant Pharmaceuticals International, Subordinated Note,
            4.000%, 11/15/2013....................................................    433,800
                                                                                   ----------
                                                                                    1,111,337
                                                                                   ----------
            Pipelines -- 1.7%
     75,000 DCP Midstream LP, 144A,
            6.450%, 11/03/2036....................................................     71,796
    620,000 El Paso Corp.,
            6.950%, 6/01/2028(b)..................................................    575,934
     25,000 El Paso Energy Corp., (MTN),
            7.750%, 1/15/2032.....................................................     25,386
    130,000 El Paso Natural Gas Co., 144A,
            5.950%, 4/15/2017(b)..................................................    126,963
     10,000 K N Capital Trust III,
            7.630%, 4/15/2028(b)..................................................      8,951
     20,000 Kinder Morgan Energy Partners, LP, Senior Note,
            5.000%, 12/15/2013....................................................     19,083
    100,000 Kinder Morgan Energy Partners, LP,
            5.800%, 3/15/2035.....................................................     88,310
    800,000 Kinder Morgan Energy Partners, LP, (MTN),
            6.950%, 1/15/2038.....................................................    811,002
     65,000 Kinder Morgan Finance Co. ULC, Guaranteed Note,
            5.700%, 1/05/2016.....................................................     59,081
    420,000 Kinder Morgan Finance Co. ULC, Guaranteed Note,
            6.400%, 1/05/2036.....................................................    357,921
     25,000 Kinder Morgan, Inc., Senior Note,
            5.150%, 3/01/2015.....................................................     22,314
     45,000 ONEOK Partners LP,
            6.650%, 10/01/2036....................................................     44,385
    125,000 Southern Natural Gas Co., 144A,
            5.900%, 4/01/2017.....................................................    121,649
     50,000 Tennessee Gas Pipeline Co.,
            7.000%, 10/15/2028(b).................................................     50,895
     60,000 Transcontinental Gas Pipe Line Corp.,
            6.400%, 4/15/2016.....................................................     60,300
                                                                                   ----------
                                                                                    2,443,970
                                                                                   ----------
            Real Estate Investment Trusts -- 0.0%
     50,000 Archstone-Smith Trust,
            5.750%, 3/15/2016.....................................................     49,348
     10,000 FelCor Lodging, LP, Senior Note,
            8.500%, 6/01/2011.....................................................     10,550
                                                                                   ----------
                                                                                       59,898
                                                                                   ----------
            Retailers -- 1.7%
    275,000 CVS Caremark Corp.,
            4.875%, 9/15/2014(b)..................................................    261,417
     55,000 CVS Caremark Corp., Senior Note,
            6.125%, 8/15/2016.....................................................     54,976
    400,000 Dillard's, Inc.,
            6.625%, 1/15/2018.....................................................    358,466
    205,000 Dillard's, Inc., Class A,
            7.000%, 12/01/2028....................................................    170,406
    186,000 Home Depot, Inc.,
            5.875%, 12/16/2036....................................................    158,874
    715,000 J.C. Penney Corp., Inc., Senior Note,
            6.375%, 10/15/2036....................................................    669,013
    100,000 Macys Retail Holdings, Inc.,
            6.790%, 7/15/2027.....................................................     91,573
    225,000 Macys Retail Holdings, Inc.,
            6.900%, 4/01/2029.....................................................    211,607
    725,000 Toys R Us, Inc.,
            7.375%, 10/15/2018(b).................................................    581,813
      5,000 Toys R Us, Inc.,
            7.875%, 4/15/2013.....................................................      4,350
                                                                                   ----------
                                                                                    2,562,495
                                                                                   ----------
            Sovereigns -- 2.9%
  2,215,000 Canadian Government,
            5.250%, 6/01/2012 (CAD)...............................................  2,324,230
    130,000 Canadian Government,
            5.750%, 6/01/2033 (CAD)...............................................    156,578
115,000(++) Mexican Fixed Rate Bonds, Series M-10,
            8.000%, 12/17/2015 (MXN)..............................................  1,056,906
 20,000(++) Mexican Fixed Rate Bonds, Series M-10,
            9.000%, 12/20/2012 (MXN)..............................................    192,349
    400,000 Republic of Brazil,
            12.500%, 1/05/2016 (BRL)..............................................    257,283
105,000,000 Republic of Colombia,
            9.850%, 6/28/2027 (COP)...............................................     52,674
  1,145,000 Republic of South Africa,
            13.000%, 8/31/2011 (ZAR)..............................................    183,053
                                                                                   ----------
                                                                                    4,223,073
                                                                                   ----------
            Supermarkets -- 0.7%
    355,000 Albertson's, Inc.,
            7.750%, 6/15/2026.....................................................    352,929
    340,000 Albertson's, Inc., Senior Note,
            7.450%, 8/01/2029(b)..................................................    327,286

Investments as of September 30, 2007 (Unaudited)

Principal
Amount (++) Description                                                             Value (+)
----------- ---------------------------------------------------------------------  -----------
            Supermarkets -- continued
  $ 15,000  Albertson's, Inc., Senior Note,
            8.000%, 5/01/2031(b).................................................. $    15,226
    10,000  Albertson's, Inc., Senior Note,
            8.700%, 5/01/2030.....................................................      10,793
   320,000  Albertson's, Inc., Series C, (MTN),
            6.625%, 6/01/2028.....................................................     283,817
                                                                                   -----------
                                                                                       990,051
                                                                                   -----------
            Supranational -- 1.1%
 1,000,000  European Investment Bank, 144A,
            4.600%, 1/30/2037 (CAD)...............................................     953,300
38,500,000  Inter-American Development Bank,
            13.000%, 6/20/2008 (ISK)..............................................     618,249
                                                                                   -----------
                                                                                     1,571,549
                                                                                   -----------
            Technology -- 1.4%
    10,000  Affiliated Computer Services, Inc.,
            5.200%, 6/01/2015.....................................................       8,825
    70,000  Arrow Electronics, Inc.,
            6.875%, 6/01/2018.....................................................      72,369
   340,000  Avnet, Inc.,
            6.000%, 9/01/2015.....................................................     332,367
   115,000  Corning, Inc.,
            6.850%, 3/01/2029.....................................................     117,069
    65,000  Corning, Inc.,
            7.250%, 8/15/2036.....................................................      68,160
   120,000  JDS Uniphase Corp., Convertible,
            Zero Coupon, 11/15/2010...............................................     112,800
    20,000  Kulicke & Soffa Industries, Inc., Convertible,
            0.500%, 11/30/2008....................................................      18,600
    15,000  Kulicke & Soffa Industries, Inc., Convertible,
            1.000%, 6/30/2010.....................................................      13,406
   920,000  Lucent Technologies, Inc.,
            6.450%, 3/15/2029.....................................................     763,600
   390,000  Lucent Technologies, Inc.,
            6.500%, 1/15/2028.....................................................     323,700
    25,000  Nortel Networks Corp.,
            6.875%, 9/01/2023.....................................................      20,250
   140,000  Nortel Networks, Ltd., 144A,
            10.125%, 7/15/2013....................................................     144,025
    40,000  Northern Telecom Capital Corp.,
            7.875%, 6/15/2026.....................................................      33,800
                                                                                   -----------
                                                                                     2,028,971
                                                                                   -----------
            Tobacco -- 0.2%
    20,000  Reynolds American, Inc.,
            6.750%, 6/15/2017.....................................................      20,456
   238,000  Reynolds American, Inc.,
            7.250%, 6/15/2037.....................................................     248,799
                                                                                   -----------
                                                                                       269,255
                                                                                   -----------
            Transportation -- 0.3%
   445,000  CSX Corp.,
            6.000%, 10/01/2036(b).................................................     416,673
                                                                                   -----------
            Treasuries -- 18.2%
   718,902  U.S. Treasury Bond,
            2.000%, 1/15/2026(b)(d)...............................................     686,551
 2,168,519  U.S. Treasury Bond,
            2.375%, with various maturities from
            2025 to 2027(b)(d)(e).................................................   2,189,397
 3,162,663  U.S. Treasury Bond,
            3.375%, 4/15/2032(b)(d)...............................................   3,862,896
 1,260,000  U.S. Treasury Bond,
            4.500%, 2/15/2036(b)..................................................   1,194,539
 2,920,000  U.S. Treasury Bond,
            5.375%, 2/15/2031(b)..................................................   3,125,769
 1,786,736  U.S. Treasury Note,
            0.875%, 4/15/2010(b)(d)...............................................   1,727,411
 1,259,977  U.S. Treasury Note,
            1.625%, 1/15/2015(b)(d)...............................................   1,205,444
 2,366,306  U.S. Treasury Note,
            1.875%, with various maturities from
            2013 to 2015(b)(d)(e).................................................   2,315,717
 3,476,159  U.S. Treasury Note,
            2.000%, with various maturities from
            2014 to 2016(b)(d)(e).................................................   3,422,217
 1,412,569  U.S. Treasury Note,
            2.375%, with various maturities from
            2011 to 2017(b)(d)(e).................................................   1,422,143
   587,920  U.S. Treasury Note,
            2.500%, 7/15/2016(b)(d)...............................................     598,852
 1,459,720  U.S. Treasury Note,
            3.000%, 7/15/2012(b)(d)...............................................   1,519,249
   387,124  U.S. Treasury Note,
            3.375%, 1/15/2012(b)(d)...............................................     407,085
   682,186  U.S. Treasury Note,
            3.500%, 1/15/2011(b)(d)...............................................     711,925
   139,714  U.S. Treasury Note,
            3.875%, 1/15/2009(b)(d)...............................................     142,574
 1,318,555  U.S. Treasury Note,
            4.250%, 1/15/2010(b)(d)...............................................   1,380,878
   285,000  U.S. Treasury Note,
            4.625%, 2/15/2017(b)..................................................     286,314
   760,000  U.S. Treasury STRIPS,
            Zero Coupon, 8/15/2019................................................     426,783
                                                                                   -----------
                                                                                    26,625,744
                                                                                   -----------
            Wireless -- 1.2%
 5,000,000  America Movil S.A.B. de C.V., Series L, 144A,
            8.460%, 12/18/2036 (MXN)..............................................     448,807
   420,000  Nextel Communications, Inc., Series F,
            5.950%, 3/15/2014.....................................................     400,978
   790,000  Sprint Capital Corp.,
            6.875%, 11/15/2028....................................................     762,428
   109,000  Sprint Nextel Corp.,
            6.000%, 12/01/2016....................................................     104,697
                                                                                   -----------
                                                                                     1,716,910
                                                                                   -----------
            Wirelines -- 3.7%
    25,000  AT&T Corp.,
            6.500%, 3/15/2029.....................................................      25,178
    30,000  AT&T, Inc.,
            6.150%, 9/15/2034.....................................................      29,656
   425,000  BellSouth Corp.,
            6.000%, 11/15/2034(b).................................................     409,131
   475,000  Citizens Communications Co.,
            7.125%, 3/15/2019(b)..................................................     467,875

Investments as of September 30, 2007 (Unaudited)

Principal
Amount (++) Description                                                                                          Value (+)
----------- -------------------------------------------------------------------------------------------------- ------------
            Wirelines -- continued
  $340,000  Embarq Corp.,
            7.995%, 6/01/2036................................................................................. $    362,268
   100,000  Level 3 Communications, Inc.,
            2.875%, 7/15/2010.................................................................................       96,000
    20,000  Level 3 Communications, Inc.,
            6.000%, 9/15/2009(b)..............................................................................       19,025
   820,000  Level 3 Communications, Inc.,
            6.000%, 3/15/2010(b)..............................................................................      760,550
   135,000  Level 3 Financing, Inc.,
            8.750%, 2/15/2017.................................................................................      130,275
    70,000  Level 3 Financing, Inc.,
            9.250%, 11/01/2014................................................................................       68,950
   215,000  Qwest Capital Funding, Inc., Guaranteed Note,
            6.500%, 11/15/2018................................................................................      189,738
   315,000  Qwest Capital Funding, Inc.,
            7.750%, 2/15/2031.................................................................................      287,437
   265,000  Qwest Capital Funding, Inc., Guaranteed Note,
            6.875%, 7/15/2028(b)..............................................................................      227,238
    15,000  Qwest Capital Funding, Inc., Guaranteed Note,
            7.625%, 8/03/2021.................................................................................       14,025
   130,000  Qwest Corp.,
            6.875%, 9/15/2033(b)..............................................................................      121,550
   235,000  Qwest Corp., Senior Note, 144A,
            6.500%, 6/01/2017.................................................................................      230,300
    59,000  Telecom Italia Capital,
            6.000%, 9/30/2034(b)..............................................................................       54,859
   122,000  Telecom Italia Capital,
            6.375%, 11/15/2033................................................................................      117,740
   325,000  Telefonica Emisiones SAU, Guaranteed Note,
            7.045%, 6/20/2036.................................................................................      346,184
   550,000  Telus Corp.,
            4.950%, 3/15/2017 (CAD)...........................................................................      502,943
   850,000  Verizon Communications, Inc.,
            6.250%, 4/01/2037(b)..............................................................................      854,798
    85,000  Verizon Global Funding Corp., Senior Note,
            5.850%, 9/15/2035.................................................................................       81,199
    30,000  Verizon Maryland, Inc., Series B, Senior Note,
            5.125%, 6/15/2033.................................................................................       24,754
    30,000  Verizon New York, Inc., Series A,
            7.375%, 4/01/2032.................................................................................       31,939
                                                                                                               ------------
                                                                                                                  5,453,612
                                                                                                               ------------
            Total Bonds and Notes
            (Identified Cost $79,906,572).....................................................................   79,525,018
                                                                                                               ------------

Shares
------
Preferred Stocks -- 0.4%
            Consumer Products -- 0.0%
       625  Newell Financial Trust I..........................................................................       29,141
                                                                                                               ------------
            Electric -- 0.1%
     3,925  AES Trust III, Convertible(b).....................................................................      191,304
                                                                                                               ------------

Shares      Description                                                                                          Value (+)
------      -------------------------------------------------------------------------------------------------- ------------
            Independent Energy -- 0.2%
     1,760  Chesapeake Energy Corp., Convertible(b)...........................................................      196,240
                                                                                                               ------------
            Packaging & Containers -- 0.1%
     1,550  Owens-Illinois, Inc., Convertible.................................................................       69,750
                                                                                                               ------------
            Pipelines -- 0.0%
     1,150  El Paso Energy Capital Trust I, Convertible.......................................................       47,369
                                                                                                               ------------
            Total Preferred Stocks
            (Identified Cost $504,331)........................................................................      533,804
                                                                                                               ------------

Shares/
Principal
Amount (++)
-----------
Short-Term Investments -- 26.2%
37,440,353  State Street Securities Lending Quality Trust(f).................................................. $ 37,440,353
  $896,556  Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2007 at 3.750%
              to be repurchased at $896,836 on 10/1/2007, collateralized by $895,000 Federal National Mortgage
              Association 6.060% due 6/6/2017 valued at $916,256 including accrued interest(g)................      896,556
                                                                                                               ------------
            Total Investments -- 124.6% (Identified Cost $185,863,452)(a).....................................  182,254,326
            Other assets less liabilities--(24.6)%............................................................  (35,990,008)
                                                                                                               ------------
            Net Assets -- 100%................................................................................ $146,264,318
                                                                                                               ============

Investments as of September 30, 2007 (Unaudited)

(++)Principal amount is in U.S. dollars unless otherwise noted.

(+)Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

   The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

   The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(++)Amount shown represents units. One unit represents a principal amount of 100.

(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund's investments in REITs. Amortization of premium on debt securities is excluded for tax purposes.): At September 30, 2007, the net unrealized depreciation on investments based on a cost of $185,903,614 for federal income tax purposes was as follows:.....
       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost..................................... $ 3,008,797
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value...................................  (6,658,085)
                                                            -----------
       Net unrealized depreciation......................... $(3,649,288)
                                                            ===========

(b)All or a portion of this security was on loan to brokers at September 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2007 were $36,545,299 and $37,440,353, respectively.

Investments as of September 30, 2007 (Unaudited)

   (c) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). The coupon rate shown represents the rate at period end.

   (d) Treasury Inflation Protected Security (TIPS).

   (e) All separate investments in United States Treasury Notes and Bonds which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

   (f) Represents investment of securities lending collateral.

   (g) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

  144A Securities exempt from registration under Rule 144A of the Securities
       Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,410,336 or 5.8% of net assets.

  EMTN Euro Medium Term Note

   MTN Medium Term Note

 REITs Real Estate Investment Trusts

STRIPS Separate Trading of Registered Interest and Principal of Securities

   BRL Brazilian Real

   CAD Canadian Dollar

   COP Colombian Peso

   IDR Indonesian Rupiah

   ISK Iceland Krona

   JPY Japanese Yen

   KRW South Korean Won

   MXN Mexican Peso

   MYR Malaysian Ringgit

   NZD New Zealand Dollar

   SGD Singapore Dollar

   ZAR South African Rand

   Holdings at September 30, 2007 as a Percentage of Net Assets (unaudited)

           Treasuries.......................................... 18.2%
           Banks...............................................  7.3
           REITs - Apartments..................................  4.3
           REITs - Regional Malls..............................  3.9
           REITs - Office......................................  3.7
           Wirelines...........................................  3.7
           Electric............................................  3.6
           REITs - Shopping Centers............................  2.9
           REITs - Industrial..................................  2.9
           Sovereigns..........................................  2.9
           REITs - Hotels......................................  2.1
           Other, less than 2% each............................ 42.9

        NATIXIS U.S. DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)

Shares  Description                                                             Value (+)
------  ---------------------------------------------------------------------  -----------
Common Stocks -- 97.9% of Net Assets
        Advertising -- 0.3%
 32,857 Focus Media Holding Ltd., ADR(b)(c)................................... $ 1,906,363
                                                                               -----------
        Aerospace & Defense -- 2.3%
100,462 BE Aerospace, Inc.(c).................................................   4,172,187
 17,800 Boeing Co. (The)......................................................   1,868,822
 16,500 Lockheed Martin Corp..................................................   1,790,085
 61,400 Raytheon Co...........................................................   3,918,548
 15,000 Spirit Aerosystems Holdings, Inc., Class A(c).........................     584,100
 19,500 United Technologies Corp..............................................   1,569,360
                                                                               -----------
                                                                                13,903,102
                                                                               -----------
        Agriculture -- 0.3%
 24,200 Monsanto Co...........................................................   2,074,908
                                                                               -----------
        Airlines -- 0.7%
 86,123 UAL Corp.(b)(c).......................................................   4,007,303
                                                                               -----------
        Apparel -- 1.7%
 18,200 Coach, Inc.(c)........................................................     860,314
 35,828 CROCS, Inc.(b)(c).....................................................   2,409,433
 49,889 Guess?, Inc...........................................................   2,446,058
170,526 Hanesbrands, Inc.(b)(c)...............................................   4,784,959
                                                                               -----------
                                                                                10,500,764
                                                                               -----------
        Athletic Footwear -- 0.5%
 56,400 NIKE, Inc., Class B...................................................   3,308,424
                                                                               -----------
        Auto Parts & Equipment -- 0.2%
 19,512 WABCO Holdings, Inc.(b)...............................................     912,186
                                                                               -----------
        Banks -- 3.5%
 25,600 Bank of America Corp..................................................   1,286,912
159,000 Bank of New York Mellon Corp..........................................   7,018,260
 69,520 BOK Financial Corp.(b)................................................   3,574,023
158,215 Colonial BancGroup, Inc.(b)...........................................   3,420,608
 86,278 East West Bancorp, Inc.(b)............................................   3,102,557
 28,200 State Street Corp.....................................................   1,922,112
148,476 Superior Bancorp(b)(c)................................................   1,311,043
                                                                               -----------
                                                                                21,635,515
                                                                               -----------
        Beverages -- 1.0%
 34,700 Coca-Cola Co. (The)...................................................   1,994,209
 20,100 Diageo PLC, Sponsored ADR.............................................   1,763,373
 30,700 PepsiCo, Inc..........................................................   2,249,082
                                                                               -----------
                                                                                 6,006,664
                                                                               -----------
        Biotechnology -- 1.2%
 56,589 Celgene Corp.(b)(c)...................................................   4,035,362
 10,600 Genentech, Inc.(c)....................................................     827,012
 45,740 Illumina, Inc.(b)(c)..................................................   2,372,991
                                                                               -----------
                                                                                 7,235,365
                                                                               -----------
        Building Materials -- 1.8%
 58,538 American Standard Cos., Inc.(b).......................................   2,085,124
 87,257 Armstrong World Industries, Inc.(b)(c)................................   3,541,762
145,585 Comfort Systems USA, Inc.(b)..........................................   2,067,307
 46,228 Owens Corning, Inc.(b)(c).............................................   1,158,011
 30,917 Texas Industries, Inc.(b).............................................   2,426,984
                                                                               -----------
                                                                                11,279,188
                                                                               -----------
        Chemicals -- 2.8%
  9,300 Air Products & Chemicals, Inc.........................................     909,168
 35,838 CF Industries Holdings, Inc...........................................   2,720,463
        Chemicals -- continued................................................
 36,421 Cytec Industries, Inc................................................. $ 2,490,832
 73,100 Dow Chemical Co. (The)................................................   3,147,686
 81,493 Mosaic Co. (The)(b)(c)................................................   4,361,505
  5,600 Potash Corp. of Saskatchewan, Inc.....................................     591,920
 18,100 Praxair, Inc..........................................................   1,516,056
 39,998 Scotts Miracle-Gro Co. (The), Class A(b)..............................   1,709,915
                                                                               -----------
                                                                                17,447,545
                                                                               -----------
        Coal -- 0.1%
 11,700 CONSOL Energy, Inc....................................................     545,220
                                                                               -----------
        Commercial Services -- 3.2%
107,100 Avis Budget Group, Inc.(c)............................................   2,451,519
 68,554 CorVel Corp.(b)(c)....................................................   1,584,968
119,498 Exponent, Inc.(c).....................................................   2,998,205
 59,691 Hill International, Inc.(c)...........................................     537,219
148,113 Interactive Data Corp.................................................   4,176,787
158,230 Live Nation, Inc.(b)(c)...............................................   3,362,388
 26,290 New Oriental Education & Technology Group, Inc., Sponsored ADR(c).....   1,749,862
 71,873 Wright Express Corp.(c)...............................................   2,622,646
                                                                               -----------
                                                                                19,483,594
                                                                               -----------
        Computers -- 5.1%
 12,300 Apple, Inc.(c)........................................................   1,888,542
 10,400 Cognizant Technology Solutions Corp., Class A(c)......................     829,608
273,900 Dell, Inc.(c).........................................................   7,559,640
 71,900 EMC Corp.(c)..........................................................   1,495,520
189,300 Hewlett-Packard Co....................................................   9,425,247
 41,807 MICROS Systems, Inc.(c)...............................................   2,720,382
 49,206 NCR Corp.(c)..........................................................   2,450,459
 49,611 Riverbed Technology, Inc.(b)(c).......................................   2,003,788
510,400 Sun Microsystems, Inc.(c).............................................   2,863,344
                                                                               -----------
                                                                                31,236,530
                                                                               -----------
        Cosmetics & Personal Care -- 1.4%
175,691 Alberto-Culver Co.....................................................   4,355,380
 56,300 Procter & Gamble Co...................................................   3,960,142
                                                                               -----------
                                                                                 8,315,522
                                                                               -----------
        Distribution & Wholesale -- 0.3%
 78,635 Ingram Micro, Inc.(c).................................................   1,542,032
                                                                               -----------
        Diversified Financial Services -- 7.7%
  4,300 Affiliated Managers Group, Inc.(b)(c).................................     548,293
 78,700 American Express Co...................................................   4,672,419
 10,951 BlackRock, Inc.(b)....................................................   1,899,013
278,993 Broadridge Financial Solutions, Inc.(b)...............................   5,286,917
 66,100 Capital One Financial Corp............................................   4,391,023
 60,100 Charles Schwab Corp. (The)............................................   1,298,160
 62,000 Citigroup, Inc........................................................   2,893,540
  2,400 CME Group, Inc........................................................   1,409,640
 33,050 Discover Financial Services...........................................     687,440
  8,500 Franklin Resources, Inc...............................................   1,083,750
 32,320 IntercontinentalExchange, Inc.(b)(c)..................................   4,909,408
127,800 JPMorgan Chase & Co...................................................   5,855,796
 22,600 Lehman Brothers Holdings, Inc.(b).....................................   1,395,098
 79,800 Morgan Stanley........................................................   5,027,400
 63,342 National Financial Partners Corp.(b)..................................   3,355,859
 19,194 Nymex Holdings, Inc.(b)...............................................   2,498,675
                                                                               -----------
                                                                                47,212,431
                                                                               -----------

Investments as of September 30, 2007 (Unaudited)

Shares  Description                                                             Value (+)
------  ---------------------------------------------------------------------  -----------
        Electric -- 1.7%
 32,088 Allete, Inc.(b)....................................................... $ 1,436,259
 50,879 CMS Energy Corp.(b)...................................................     855,785
 42,119 DTE Energy Co.........................................................   2,040,244
 81,361 MDU Resources Group, Inc..............................................   2,265,090
 53,350 NRG Energy, Inc.(b)(c)................................................   2,256,172
 53,665 Portland General Electric Co..........................................   1,491,887
                                                                               -----------
                                                                                10,345,437
                                                                               -----------
        Electrical Components & Equipment -- 1.6%
 22,790 Acuity Brands, Inc....................................................   1,150,439
 70,267 AMETEK, Inc...........................................................   3,036,940
 31,600 Emerson Electric Co...................................................   1,681,752
 54,858 General Cable Corp.(b)(c).............................................   3,682,069
                                                                               -----------
                                                                                 9,551,200
                                                                               -----------
        Electronics -- 2.8%
102,394 Amphenol Corp., Class A...............................................   4,071,186
 66,305 Avnet, Inc.(c)........................................................   2,642,917
 28,056 Garmin, Ltd.(b).......................................................   3,349,886
 33,820 Mettler-Toledo International, Inc.(c).................................   3,449,640
 97,591 PerkinElmer, Inc......................................................   2,850,633
  9,000 Waters Corp.(c).......................................................     602,280
                                                                               -----------
                                                                                16,966,542
                                                                               -----------
        Energy-Alternate Sources -- 0.8%
 18,606 First Solar, Inc.(b)(c)...............................................   2,190,670
 17,793 LDK Solar Co., Ltd., ADR(c)...........................................   1,225,938
 19,362 SunPower Corp., Class A(b)(c).........................................   1,603,561
                                                                               -----------
                                                                                 5,020,169
                                                                               -----------
        Engineering & Construction -- 1.7%
 20,398 Fluor Corp.(b)........................................................   2,936,904
 14,722 Foster Wheeler, Ltd.(c)...............................................   1,932,704
  9,400 Jacobs Engineering Group, Inc.(c).....................................     710,452
 74,845 KBR, Inc.(c)..........................................................   2,901,741
 36,751 McDermott International, Inc.(c)......................................   1,987,494
                                                                               -----------
                                                                                10,469,295
                                                                               -----------
        Environmental Control -- 0.7%
 80,346 Stericycle, Inc.(b)(c)................................................   4,592,577
                                                                               -----------
        Food -- 0.6%
 93,205 Spartan Stores, Inc...................................................   2,099,909
 99,054 Winn-Dixie Stores, Inc.(b)(c).........................................   1,854,291
                                                                               -----------
                                                                                 3,954,200
                                                                               -----------
        Forest Products & Paper -- 1.3%
440,363 Domtar Corp.(b)(c)....................................................   3,610,977
 63,244 Potlatch Corp.(b).....................................................   2,847,877
 30,329 Temple-Inland, Inc....................................................   1,596,215
                                                                               -----------
                                                                                 8,055,069
                                                                               -----------
        Gas -- 0.7%
 33,028 Oneok, Inc............................................................   1,565,527
106,581 UGI Corp..............................................................   2,768,975
                                                                               -----------
                                                                                 4,334,502
                                                                               -----------
        Health Care - Capital Equipment -- 0.3%
 35,300 Thermo Fisher Scientific, Inc.(c).....................................   2,037,516
                                                                               -----------
        Health Care - Products -- 3.8%
  8,300 Alcon, Inc............................................................   1,194,536
 57,409 Beckman Coulter, Inc..................................................   4,234,488
 20,425 Covidien, Ltd.........................................................     847,637
        Health Care - Products -- continued...................................
  8,000 Cytyc Corp.(b)(c).....................................................     381,200
 28,763 Gen-Probe, Inc.(c)....................................................   1,915,041
  4,100 Hologic, Inc.(b)(c)...................................................     250,100
 22,336 IDEXX Laboratories, Inc.(c)...........................................   2,447,802
 20,851 Intuitive Surgical, Inc.(c)...........................................   4,795,730
 67,200 Medtronic, Inc........................................................   3,790,752
 39,414 Mindray Medical International, Ltd....................................   1,692,831
 23,900 Zimmer Holdings, Inc.(c)..............................................   1,935,661
                                                                               -----------
                                                                                23,485,778
                                                                               -----------
        Health Care - Services -- 0.3%
 22,000 Aetna, Inc............................................................   1,193,940
 10,600 Covance, Inc.(c)......................................................     825,740
                                                                               -----------
                                                                                 2,019,680
                                                                               -----------
        Home Builders -- 0.5%
 47,600 Lennar Corp., Class A(b)..............................................   1,078,140
 51,900 Pulte Homes, Inc.(b)..................................................     706,359
 52,771 Winnebago Industries(b)...............................................   1,260,172
                                                                               -----------
                                                                                 3,044,671
                                                                               -----------
        Household Products & Wares -- 1.2%
 27,795 Church & Dwight Co., Inc..............................................   1,307,477
 37,700 Fortune Brands, Inc.(b)...............................................   3,072,173
 88,121 Fossil, Inc.(b)(c)....................................................   3,292,200
                                                                               -----------
                                                                                 7,671,850
                                                                               -----------
        Insurance -- 1.9%
 32,200 Aflac, Inc............................................................   1,836,688
201,194 AmCOMP, Inc.(c).......................................................   1,899,271
 20,600 American International Group, Inc.....................................   1,393,590
 39,787 Assurant, Inc.(b).....................................................   2,128,605
100,315 Employers Holdings, Inc...............................................   2,067,492
 28,749 HCC Insurance Holdings, Inc...........................................     823,371
 25,175 Navigators Group, Inc.(c).............................................   1,365,744
                                                                               -----------
                                                                                11,514,761
                                                                               -----------
        Internet -- 2.6%
 16,300 Akamai Technologies, Inc.(b)(c).......................................     468,299
 47,752 Ctrip.com International, Ltd., ADR....................................   2,473,554
 45,800 eBay, Inc.(c).........................................................   1,787,116
  7,600 Google, Inc., Class A(c)..............................................   4,311,252
 66,300 McAfee, Inc.(c).......................................................   2,311,881
 29,586 Priceline.com, Inc.(b)(c).............................................   2,625,757
 37,412 WebMD Health Corp., Class A(b)(c).....................................   1,949,165
                                                                               -----------
                                                                                15,927,024
                                                                               -----------
        Leisure Time -- 1.6%
150,000 Carnival Corp.(b).....................................................   7,264,500
 55,900 Harley-Davidson, Inc..................................................   2,583,139
                                                                               -----------
                                                                                 9,847,639
                                                                               -----------
        Lodging & Gaming -- 0.3%
 58,944 Wyndham Worldwide Corp................................................   1,931,005
                                                                               -----------
        Machinery - Construction & Mining -- 0.1%
  6,800 Terex Corp.(c)........................................................     605,336
                                                                               -----------
        Machinery - Diversified -- 1.3%
 49,558 AGCO Corp.(c).........................................................   2,516,060
  4,600 Deere & Co............................................................     682,732
  3,800 Flowserve Corp........................................................     289,484
 19,000 Textron, Inc..........................................................   1,181,990

Investments as of September 30, 2007 (Unaudited)

Shares  Description                                                             Value (+)
------  ---------------------------------------------------------------------  -----------
        Machinery - Diversified -- continued
 80,500 Wabtec Corp........................................................... $ 3,015,530
                                                                               -----------
                                                                                 7,685,796
                                                                               -----------
        Manufacturing -- 1.8%
 71,895 Actuant Corp., Class A(b).............................................   4,671,018
 73,100 General Electric Co...................................................   3,026,340
 44,418 Roper Industries, Inc.(b).............................................   2,909,379
 20,725 Tyco Electronics, Ltd.................................................     734,287
                                                                               -----------
                                                                                11,341,024
                                                                               -----------
        Media -- 4.1%
 19,286 Central European Media Enterprises Ltd., Class A(c)...................   1,768,719
 72,700 Comcast Corp., Class A(b)(c)..........................................   1,757,886
 55,481 Idearc, Inc.(b).......................................................   1,745,987
 27,205 Liberty Media Corp. - Capital, Series A(c)............................   3,396,000
 49,944 Rogers Communications, Inc., Class B..................................   2,273,951
345,000 Time Warner, Inc......................................................   6,334,200
149,200 Viacom, Inc., Class B(c)..............................................   5,814,324
 62,100 Walt Disney Co. (The).................................................   2,135,619
                                                                               -----------
                                                                                25,226,686
                                                                               -----------
        Metal Fabricate & Hardware -- 0.7%
 30,626 Precision Castparts Corp..............................................   4,532,036
                                                                               -----------
        Metals -- 0.3%
  5,400 Allegheny Technologies, Inc.(b).......................................     593,730
 13,500 Freeport-McMoRan Copper & Gold, Inc...................................   1,416,015
                                                                               -----------
                                                                                 2,009,745
                                                                               -----------
        Office & Business Equipment -- 0.3%
 98,000 Xerox Corp.(c)........................................................   1,699,320
                                                                               -----------
        Office Furnishings -- 0.1%
 45,506 Interface, Inc., Class A..............................................     821,383
                                                                               -----------
        Oil & Gas -- 1.2%
 22,722 Arena Resources, Inc.(b)(c)...........................................   1,488,291
 53,609 Range Resources Corp..................................................   2,179,742
 46,067 Southwestern Energy Co.(c)............................................   1,927,904
 14,800 Transocean, Inc.(c)...................................................   1,673,140
                                                                               -----------
                                                                                 7,269,077
                                                                               -----------
        Oil & Gas Services -- 3.4%
 13,400 Baker Hughes, Inc.....................................................   1,210,958
 32,257 Cameron International Corp.(c)........................................   2,976,999
 20,400 Grant Prideco, Inc.(c)................................................   1,112,208
 85,587 Helix Energy Solutions Group, Inc.(b)(c)..............................   3,634,024
 37,583 National-Oilwell Varco, Inc.(c).......................................   5,430,743
 46,060 Oceaneering International, Inc.(c)....................................   3,491,348
 17,800 Schlumberger, Ltd.....................................................   1,869,000
 18,300 Weatherford International, Ltd.(c)....................................   1,229,394
                                                                               -----------
                                                                                20,954,674
                                                                               -----------
        Pharmaceuticals -- 3.3%
 37,600 Abbott Laboratories...................................................   2,016,112
 30,865 Allergan, Inc.........................................................   1,989,867
 32,868 Amylin Pharmaceuticals, Inc.(b)(c)....................................   1,643,400
 48,400 Gilead Sciences, Inc.(c)..............................................   1,978,108
 33,000 GlaxoSmithKline PLC, Sponsored ADR(b).................................   1,755,600
119,565 Hospira, Inc.(c)......................................................   4,955,969
 31,900 Merck & Co., Inc......................................................   1,648,911
161,101 Perrigo Co.(b)........................................................   3,439,506
 25,500 Teva Pharmaceutical Industries, Ltd., Sponsored ADR...................   1,133,985
                                                                               -----------
                                                                                20,561,458
                                                                               -----------
        Pipelines -- 0.3%
 31,797 Questar Corp.(b)......................................................   1,670,296
                                                                               -----------
        REITs -- Shopping Centers -- 0.5%
 59,901 Developers Diversified Realty Corp....................................   3,346,669
                                                                               -----------
        Restaurants -- 1.7%
178,400 McDonald's Corp.......................................................   9,717,448
 27,800 Yum! Brands, Inc......................................................     940,474
                                                                               -----------
                                                                                10,657,922
                                                                               -----------
        Retail -- 3.6%
 58,100 Best Buy Co., Inc.(b).................................................   2,673,762
 43,183 Brinker International, Inc............................................   1,184,942
 71,200 CVS Caremark Corp.....................................................   2,821,656
 60,563 Eddie Bauer Holdings, Inc.(b)(c)......................................     520,842
 71,150 GameStop Corp., Class A(c)............................................   4,009,302
137,000 Home Depot, Inc.......................................................   4,444,280
 64,500 Limited Brands, Inc...................................................   1,476,405
 99,178 PetSmart, Inc.(b).....................................................   3,163,778
181,091 Sally Beauty Holdings, Inc.(b)(c).....................................   1,530,219
 11,900 Walgreen Co...........................................................     562,156
                                                                               -----------
                                                                                22,387,342
                                                                               -----------
        Savings & Loans -- 0.4%
 75,700 Washington Mutual, Inc.(b)............................................   2,672,967
                                                                               -----------
        Semiconductors -- 4.8%
 43,900 Applied Materials, Inc................................................     908,730
479,600 Intel Corp............................................................  12,402,456
 59,905 Intersil Corp., Class A...............................................   2,002,624
114,934 NVIDIA Corp.(c).......................................................   4,165,190
302,070 ON Semiconductor Corp.(b)(c)..........................................   3,793,999
115,600 Texas Instruments, Inc................................................   4,229,804
 35,017 Varian Semiconductor Equipment Associates, Inc.(c)....................   1,874,110
                                                                               -----------
                                                                                29,376,913
                                                                               -----------
        Software -- 3.5%
 37,000 Adobe Systems, Inc.(c)................................................   1,615,420
 21,155 Dun & Bradstreet Corp.................................................   2,086,094
 23,600 Electronic Arts, Inc.(c)..............................................   1,321,364
 44,906 Fidelity National Information Services, Inc...........................   1,992,479
 31,800 Infosys Technologies, Ltd., Sponsored ADR(b)..........................   1,538,802
198,078 INVESTools, Inc.(b)(c)................................................   2,394,763
 92,000 Microsoft Corp........................................................   2,710,320
 32,574 NAVTEQ(b)(c)..........................................................   2,539,795
 77,100 Oracle Corp.(c).......................................................   1,669,215
 48,200 Satyam Computer Services, Ltd.(b).....................................   1,247,898
 80,175 Sybase, Inc.(c).......................................................   1,854,448
 10,155 VMware, Inc., Class A(b)(c)...........................................     863,175
                                                                               -----------
                                                                                21,833,773
                                                                               -----------

Investments as of September 30, 2007 (Unaudited)

Shares                                               Description                                            Value (+)
------      --------------------------------------------------------------------------------------------- -------------
            Telecommunications -- 6.3%
     16,800 China Mobile, Ltd., Sponsored ADR(b)......................................................... $   1,378,272
     51,814 Ciena Corp.(b)(c)............................................................................     1,973,077
    140,400 Cisco Systems, Inc.(c).......................................................................     4,648,644
     64,173 Embarq Corp..................................................................................     3,568,019
    196,358 GeoEye, Inc.(b)(c)...........................................................................     5,056,219
     72,743 Juniper Networks, Inc.(c)....................................................................     2,663,121
    275,500 Motorola, Inc................................................................................     5,105,015
     42,972 NII Holdings, Inc.(c)........................................................................     3,530,150
    368,400 Sprint Nextel Corp...........................................................................     6,999,600
    132,837 Vimpel-Communications, Sponsored ADR.........................................................     3,591,912
                                                                                                          -------------
                                                                                                             38,514,029
                                                                                                          -------------
            Tobacco -- 0.2%
     21,200 Altria Group, Inc............................................................................     1,474,036
                                                                                                          -------------
            Transportation -- 1.5%
     15,300 FedEx Corp...................................................................................     1,602,675
     69,200 Union Pacific Corp...........................................................................     7,823,752
                                                                                                          -------------
                                                                                                              9,426,427
                                                                                                          -------------
            Total Common Stocks (Identified Cost $481,879,027)...........................................   603,388,480
                                                                                                          -------------

Shares/
Principal
Amount
---------
Short-Term Investments -- 23.6%
131,781,522 State Street Securities Lending Quality Trust(d).............................................   131,781,522
$13,565,872 Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2007 at
              3.750% to be repurchased at $13,570,111 on 10/1/2007, collateralized by $12,190,000 Federal
              Home Loan Mortgage Corp., 5.550% due 10/04/2016 valued at $12,677,600 and $1,185,000
              Federal Home Loan Mortgage Corp., 5.625% due 11/23/2035 valued at $1,173,798, including
              accrued interest (e).......................................................................    13,565,872
                                                                                                          -------------
            Total Short-Term Investments
            (Identified Cost $145,347,394)...............................................................   145,347,394
                                                                                                          -------------
            Total Investments -- 121.5%
            (Identified Cost $627,226,421)(a)............................................................   748,735,874
            Other assets less liabilities--(21.5)%.......................................................  (132,731,253)
                                                                                                          -------------
            Net Assets -- 100%........................................................................... $ 616,004,621
                                                                                                          =============

(+)Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

   The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

Investments as of September 30, 2007 (Unaudited)

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

   The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

   At September 30, 2007, the net unrealized appreciation on investments based on a cost of $627,226,421 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost..................................... $130,572,656
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value...................................   (9,063,203)
                                                            ------------
       Net unrealized appreciation......................... $121,509,453
                                                            ============

   At December 31, 2006, the Fund had a capital loss carryover of approximately $71,341,972 of which $8,873,074 expires on December 31, 2009 and $62,468,898 expires on December 31, 2010. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations. The Fund also had a deferred net currency loss of $6,591.

(b)All or a portion of this security was on loan to brokers at September 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2007 were $128,508,645 and $131,781,522 respectively.

(c)Non-income producing security.

(d)Represents investments of security lending collateral.

(e)The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs Real Estate Investment Trusts

Investments as of September 30, 2007 (Unaudited)

Holdings at September 30, 2007 as a Percentage of Net Assets (Unaudited)

           Diversified Financial Services......................  7.7%
           Telecommunications..................................  6.3
           Computers...........................................  5.1
           Semiconductors......................................  4.8
           Media...............................................  4.1
           Health Care--Products...............................  3.8
           Retail..............................................  3.6
           Software............................................  3.5
           Banks...............................................  3.5
           Oil & Gas Services..................................  3.4
           Pharmaceuticals.....................................  3.3
           Commercial Services.................................  3.2
           Chemicals...........................................  2.8
           Electronics.........................................  2.8
           Internet............................................  2.6
           Aerospace & Defense.................................  2.3
           Other, less than 2% each............................ 35.1

                NATIXIS VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)

Shares Description                                                             Value(+)
------ ---------------------------------------------------------------------  -----------
Common Stocks -- 98.1% of Net Assets
       Aerospace & Defense -- 2.3%
 1,500 Boeing Co. (The)...................................................... $   157,485
 5,825 General Dynamics Corp.................................................     492,038
 3,800 Honeywell International, Inc..........................................     225,986
 9,265 Northrop Grumman Corp.................................................     722,670
 8,100 Raytheon Co.(b).......................................................     516,942
 3,700 United Industrial Corp.(b)............................................     278,462
 5,298 United Technologies Corp..............................................     426,383
                                                                              -----------
                                                                                2,819,966
                                                                              -----------
       Agriculture -- 0.3%
11,578 Archer-Daniels-Midland Co.............................................     383,000
                                                                              -----------
       Apparel -- 1.2%
 2,900 Gymboree Corp. (The)(b)(c)............................................     102,196
16,026 Liz Claiborne, Inc.(b)................................................     550,173
10,025 Phillips-Van Heusen Corp..............................................     526,112
 7,600 Warnaco Group, Inc. (The)(b)(c).......................................     296,932
                                                                              -----------
                                                                                1,475,413
                                                                              -----------
       Auto Parts & Equipment -- 0.4%
12,700 Aftermarket Technology Corp.(c).......................................     403,098
 3,600 Cooper Tire & Rubber Co...............................................      87,840
                                                                              -----------
                                                                                  490,938
                                                                              -----------
       Banks -- 4.9%
19,649 Bank of America Corp..................................................     987,755
57,659 Bank of New York Mellon Corp..........................................   2,545,068
 6,700 Comerica, Inc.(b).....................................................     343,576
38,506 U.S. Bancorp(b).......................................................   1,252,600
28,204 Wells Fargo & Co......................................................   1,004,627
                                                                              -----------
                                                                                6,133,626
                                                                              -----------
       Beverages -- 1.1%
22,781 Coca-Cola Enterprises, Inc.(b)........................................     551,756
 5,202 Molson Coors Brewing Co.(b)...........................................     518,483
 4,525 PepsiCo, Inc..........................................................     331,502
                                                                              -----------
                                                                                1,401,741
                                                                              -----------
       Biotechnology -- 0.1%
 2,000 Amgen, Inc.(c)........................................................     113,140
                                                                              -----------
       Building Materials -- 0.4%
13,000 Lennox International, Inc.............................................     439,400
                                                                              -----------
       Chemicals -- 2.2%
13,575 Albemarle Corp........................................................     600,015
 7,000 Ashland, Inc.(b)......................................................     421,470
11,000 E.I. Du Pont de Nemours & Co.(b)......................................     545,160
 7,300 Praxair, Inc..........................................................     611,448
 7,650 Scotts Miracle-Gro Co. (The), Class A(b)..............................     327,037
14,200 Spartech Corp.........................................................     242,252
                                                                              -----------
                                                                                2,747,382
                                                                              -----------
       Commercial Services -- 1.3%
 6,100 Deluxe Corp...........................................................     224,724
12,075 Equifax, Inc.(b)......................................................     460,299
 6,000 Healthspring, Inc.(c).................................................     117,000
 5,300 Heidrick & Struggles International, Inc.(b)(c)........................     193,185
   600 ITT Educational Services, Inc.(b)(c)..................................      73,014
14,150 R. R. Donnelley & Sons Co.............................................     517,324
                                                                              -----------
                                                                                1,585,546
                                                                              -----------
       Computers -- 6.0%
80,000 Dell, Inc.(c).........................................................   2,208,000
71,588 Hewlett-Packard Co....................................................   3,564,367
12,010 International Business Machines Corp..................................   1,414,778
 5,600 Lexmark International, Inc., Class A(b)(c)............................     232,568
                                                                              -----------
                                                                                7,419,713
                                                                              -----------
       Consumer Products -- 0.3%
14,600 American Greetings Corp., Class A(b)..................................     385,440
                                                                              -----------
       Cosmetics & Personal Care -- 0.6%.....................................
11,100 Elizabeth Arden, Inc.(b)(c)...........................................     299,256
10,700 Estee Lauder Cos., Inc. (The), Class A(b).............................     454,322
                                                                              -----------
                                                                                  753,578
                                                                              -----------
       Distribution & Wholesale -- 0.3%
 8,625 WESCO International, Inc.(b)(c).......................................     370,358
                                                                              -----------
       Diversified Financial Services -- 10.2%
 9,375 American Express Co...................................................     556,594
 7,893 Ameriprise Financial, Inc.............................................     498,127
17,882 Broadridge Financial Solutions, Inc.(b)...............................     338,864
47,812 Citigroup, Inc........................................................   2,231,386
 8,309 Discover Financial Services(c)........................................     172,827
 4,200 Financial Federal Corp.(b)............................................     117,642
 4,875 Goldman Sachs Group, Inc..............................................   1,056,607
81,100 JPMorgan Chase & Co...................................................   3,716,002
 2,875 Legg Mason, Inc.(b)...................................................     242,334
19,875 Merrill Lynch & Co., Inc..............................................   1,416,690
37,000 Morgan Stanley........................................................   2,331,000
                                                                              -----------
                                                                               12,678,073
                                                                              -----------
       Electric -- 1.3%
   900 Entergy Corp..........................................................      97,461
 7,521 Exelon Corp...........................................................     566,783
12,204 NRG Energy, Inc.(b)(c)................................................     516,107
 9,704 PG&E Corp.(b).........................................................     463,851
                                                                              -----------
                                                                                1,644,202
                                                                              -----------
       Electrical Components & Equipment -- 0.9%
 6,155 General Cable Corp.(b)(c).............................................     413,124
 9,375 Rockwell Automation, Inc.(b)..........................................     651,656
                                                                              -----------
                                                                                1,064,780
                                                                              -----------
       Electronics -- 1.1%
 9,700 Arrow Electronics, Inc.(c)............................................     412,444
 4,000 Mettler-Toledo International, Inc.(c).................................     408,000
 9,172 Sony Corp., Sponsored ADR.............................................     440,806
 5,000 Technitrol, Inc.(b)...................................................     134,750
                                                                              -----------
                                                                                1,396,000
                                                                              -----------
       Engineering & Construction -- 0.9%
24,357 ABB, Ltd., Sponsored ADR..............................................     638,884
 6,075 McDermott International, Inc.(c)......................................     328,536
 2,400 Perini Corp.(c).......................................................     134,232
                                                                              -----------
                                                                                1,101,652
                                                                              -----------
       Environmental Control -- 0.0%
 1,200 Republic Services, Inc................................................      39,252
                                                                              -----------

Investments as of September 30, 2007 (Unaudited)

Shares  Description                                                            Value (+)
------  ---------------------------------------------------------------------  ----------
        Food -- 1.1%
 22,797 ConAgra Foods, Inc.................................................... $  595,686
 12,696 Kraft Foods, Inc., Class A............................................    438,139
  5,700 Wm. Wrigley Jr. Co.(b)................................................    366,111
                                                                               ----------
                                                                                1,399,936
                                                                               ----------
        Forest Products & Paper -- 0.1%
  8,100 Buckeye Technologies, Inc.(c).........................................    122,634
                                                                               ----------
        Health Care - Products -- 2.3%
  5,466 Beckman Coulter, Inc.(b)..............................................    403,172
 28,125 Boston Scientific Corp.(c)............................................    392,344
  9,600 CONMED Corp.(b)(c)....................................................    268,704
 10,821 Covidien, Ltd.(c).....................................................    449,071
 20,654 Johnson & Johnson.....................................................  1,356,968
                                                                               ----------
                                                                                2,870,259
                                                                               ----------
        Health Care - Services -- 2.3%
 17,100 Aetna, Inc............................................................    928,017
  2,000 Centene Corp.(b)(c)...................................................     43,020
 10,600 DaVita, Inc.(b)(c)....................................................    669,708
 14,800 Omnicare, Inc.(b).....................................................    490,324
 11,094 UnitedHealth Group, Inc...............................................    537,282
    500 WellCare Health Plans, Inc.(b)(c).....................................     52,715
  1,700 WellPoint, Inc.(c)....................................................    134,164
                                                                               ----------
                                                                                2,855,230
                                                                               ----------
        Household Products & Wares -- 0.8%
  8,914 Avery Dennison Corp.(b)...............................................    508,276
  4,850 Whirlpool Corp.(b)....................................................    432,135
                                                                               ----------
                                                                                  940,411
                                                                               ----------
        Insurance -- 4.3%
 13,361 Allstate Corp. (The)..................................................    764,116
 11,800 American International Group, Inc.....................................    798,270
    185 Berkshire Hathaway, Inc., Class B(c)..................................    731,120
  7,000 Delphi Financial Group, Inc., Class A.................................    282,940
  6,700 Genworth Financial, Inc., Class A.....................................    205,891
  3,775 Hartford Financial Services Group, Inc................................    349,376
  3,700 Lincoln National Corp.................................................    244,089
  4,900 Loews Corp............................................................    236,915
  8,150 MetLife, Inc..........................................................    568,300
 11,540 Prudential Financial, Inc.............................................  1,126,073
  2,900 Universal American Financial Corp.(b)(c)..............................     66,149
                                                                               ----------
                                                                                5,373,239
                                                                               ----------
        Internet -- 0.0%
  1,800 Expedia, Inc.(b)(c)...................................................     57,384
                                                                               ----------
        Leisure Time -- 1.5%
 38,000 Carnival Corp.(b).....................................................  1,840,340
                                                                               ----------
        Manufacturing -- 2.4%
  5,425 3M Co.................................................................    507,671
 37,725 General Electric Co...................................................  1,561,815
  9,200 Illinois Tool Works, Inc.(b)..........................................    548,688
  2,800 Parker Hannifin Corp..................................................    313,124
                                                                               ----------
                                                                                2,931,298
                                                                               ----------
        Media -- 6.9%
 38,700 Cablevision Systems Corp., Class A(b)(c)..............................  1,352,178
 19,817 Comcast Corp., Class A(b)(c)..........................................    479,175
 29,400 DIRECTV Group, Inc. (The)(c)..........................................    713,832
        Media -- continued....................................................
 11,000 Liberty Media Corp. - Capital, Series A(c)............................  1,373,130
 27,099 News Corp., Class A...................................................    595,907
157,000 Time Warner, Inc......................................................  2,882,520
 26,300 Viacom, Inc., Class B(b)(c)...........................................  1,024,911
  5,600 Walt Disney Co. (The)(b)..............................................    192,584
                                                                               ----------
                                                                                8,614,237
                                                                               ----------
        Metals -- 0.5%
  4,958 Freeport-McMoRan Copper & Gold, Inc...................................    520,045
  6,600 USEC, Inc.(b)(c)......................................................     67,650
                                                                               ----------
                                                                                  587,695
                                                                               ----------
        Mining -- 0.6%
    800 Newmont Mining Corp.(b)...............................................     35,784
 14,475 Teck Cominco Ltd., Class B............................................    690,602
                                                                               ----------
                                                                                  726,386
                                                                               ----------
        Office & Business Equipment -- 0.2%
  5,925 Pitney Bowes, Inc.....................................................    269,114
                                                                               ----------
        Office Furnishings -- 0.3%
 19,100 Knoll, Inc............................................................    338,834
                                                                               ----------
        Oil & Gas -- 6.7%
 10,200 ConocoPhillips........................................................    895,254
 42,447 ExxonMobil Corp.(b)...................................................  3,928,894
  8,881 Hess Corp.............................................................    590,853
    800 Holly Corp.(b)........................................................     47,864
 15,200 Pioneer Natural Resources Co.(b)......................................    683,696
 13,575 Southwestern Energy Co.(c)............................................    568,114
  6,000 Stone Energy Corp.(b)(c)..............................................    240,060
  9,710 Total SA, Sponsored ADR...............................................    786,801
  8,268 XTO Energy, Inc.......................................................    511,293
                                                                               ----------
                                                                                8,252,829
                                                                               ----------
        Oil & Gas Services -- 2.2%
 11,600 Baker Hughes, Inc.....................................................  1,048,292
  3,000 Dresser-Rand Group, Inc.(b)(c)........................................    128,130
  1,400 Gulf Island Fabrication, Inc..........................................     53,746
 24,727 Halliburton Co.(b)....................................................    949,517
  1,100 National-Oilwell Varco, Inc.(c).......................................    158,950
  6,825 Tidewater, Inc.(b)....................................................    428,883
                                                                               ----------
                                                                                2,767,518
                                                                               ----------
        Packaging & Containers -- 0.6%
 14,468 Owens-Illinois, Inc.(b)(c)............................................    599,699
  3,500 Pactiv Corp.(b)(c)....................................................    100,310
                                                                               ----------
                                                                                  700,009
                                                                               ----------
        Pharmaceuticals -- 2.6%
  4,500 AmerisourceBergen Corp.(b)............................................    203,985
 19,275 Bristol-Myers Squibb Co...............................................    555,506
  5,900 Cardinal Health, Inc.(b)..............................................    368,927
  4,100 Merck & Co., Inc......................................................    211,929
  9,427 Novartis AG, ADR......................................................    518,108
  6,400 OSI Pharmaceuticals, Inc.(b)(c).......................................    217,536
 46,245 Pfizer, Inc...........................................................  1,129,765
                                                                               ----------
                                                                                3,205,756
                                                                               ----------
        Pipelines -- 1.0%
 10,020 Equitable Resources, Inc.(b)..........................................    519,738

Investments as of September 30, 2007 (Unaudited)

Shares     Description                                                              Value (+)
------     ---------------------------------------------------------------------  ------------
           Pipelines -- continued
    29,109 Spectra Energy Corp.(b)............................................... $    712,588
                                                                                  ------------
                                                                                     1,232,326
                                                                                  ------------
           Real Estate -- 0.4%
    19,325 CB Richard Ellis Group, Inc., Class A(b)(c)...........................      538,008
                                                                                  ------------
           Restaurants -- 4.7%
    60,279 McDonald's Corp.......................................................    3,283,397
    74,400 Yum! Brands, Inc.(b)..................................................    2,516,952
                                                                                  ------------
                                                                                     5,800,349
                                                                                  ------------
           Retail -- 6.1%
    18,075 AutoNation, Inc.(b)(c)................................................      320,289
    13,325 Best Buy Co., Inc.(b).................................................      613,216
    12,100 CBRL Group, Inc.(b)...................................................      493,680
     2,300 Costco Wholesale Corp.(b).............................................      141,151
    15,400 Dress Barn, Inc.(b)(c)................................................      261,954
    28,369 Gap, Inc. (The).......................................................      523,124
    11,275 Home Depot, Inc.......................................................      365,761
    19,075 Lowe's Cos., Inc......................................................      534,482
    15,271 Office Depot, Inc.(c).................................................      314,888
    25,975 Staples, Inc..........................................................      558,203
    40,000 Tiffany & Co.(b)......................................................    2,094,000
    30,239 Wal-Mart Stores, Inc.(b)..............................................    1,319,932
                                                                                  ------------
                                                                                     7,540,680
                                                                                  ------------
           Semiconductors -- 5.7%
    14,500 Amkor Technology, Inc.(b)(c)..........................................      167,040
     6,300 Emulex Corp.(b)(c)....................................................      120,771
    96,000 Intel Corp............................................................    2,482,560
   131,601 Micron Technology, Inc.(b)(c).........................................    1,460,771
    60,000 National Semiconductor Corp.(b).......................................    1,627,200
    11,900 Novellus Systems, Inc.(b)(c)..........................................      324,394
    24,675 Texas Instruments, Inc................................................      902,858
                                                                                  ------------
                                                                                     7,085,594
                                                                                  ------------
           Software -- 1.8%
    18,700 CSG Systems International, Inc.(c)....................................      397,375
     1,900 Dun & Bradstreet Corp.(b).............................................      187,359
     7,800 Fiserv, Inc.(c).......................................................      396,708
    37,263 Microsoft Corp........................................................    1,097,768
     1,500 MicroStrategy, Inc., Class A(b)(c)....................................      119,010
                                                                                  ------------
                                                                                     2,198,220
                                                                                  ------------
           Telecommunications -- 4.6%
    41,065 AT&T, Inc.............................................................    1,737,460
     9,400 CenturyTel, Inc.(b)...................................................      434,468
    28,350 Cisco Systems, Inc.(c)................................................      938,668
     2,400 Embarq Corp.(b).......................................................      133,440
     8,000 InterDigital, Inc.(b)(c)..............................................      166,240
    29,901 Motorola, Inc.........................................................      554,066
    90,000 Sprint Nextel Corp....................................................    1,710,000
                                                                                  ------------
                                                                                     5,674,342
                                                                                  ------------
           Tobacco -- 0.5%
     9,527 Altria Group, Inc.....................................................      662,412
                                                                                  ------------
           Transportation -- 2.1%
     3,700 FedEx Corp............................................................      387,575
    16,000 Union Pacific Corp....................................................    1,808,960
     5,100 United Parcel Service, Inc., Class B..................................      383,010
                                                                                  ------------
                                                                                     2,579,545
                                                                                  ------------
           Total Common Stocks
           (Identified Cost $96,644,944).........................................  121,607,785
                                                                                  ------------

Shares/
Principal
Amount
---------
Short-Term Investments -- 27.4%
31,374,372 State Street Securities Lending Quality Trust(d)......................   31,374,372
$2,616,777 Tri-Party Repurchase Agreement with Fixed Income Clearing
             Corporation, dated 9/28/2007 at 3.750% to be repurchased at
             $2,617,594 on 10/1/2007, collateralized by $2,575,000 Federal Home
             Loan Mortgage Corp., 5.550% due 10/4/2016 valued at $2,678,000
             including accrued interest(e).......................................    2,616,777
                                                                                  ------------
           Total Short-Term Investments (Identified Cost $33,991,149)............   33,991,149
                                                                                  ------------
           Total Investments -- 125.5% (Identified Cost $130,636,093)(a).........  155,598,934
           Other assets less liabilities--(25.5)%................................  (31,633,376)
                                                                                  ------------
           Net Assets -- 100%.................................................... $123,965,558
                                                                                  ============

Investments as of September 30, 2007 (Unaudited)

(+)Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

   The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

   The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

   At September 30, 2007, the net unrealized appreciation on investments based on a cost of $130,636,093 for federal Income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost..................................... $28,213,997
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value...................................  (3,251,156)
                                                            -----------
       Net unrealized appreciation......................... $24,962,841
                                                            ===========

(b)All or a portion of this security was on loan to brokers at September 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2007 were $30,582,913 and $31,374,372, respectively.

(c)Non-income producing security.

(d)Represents investment of securities lending collateral.

Investments as of September 30, 2007 (Unaudited)

                  (e) The Fund, through its custodian, receives delivery
                      of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

                  ADR An American Depositary Receipt is a certificate
                      issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

      SubsequentEvent On March 9, 2007, the Trustees of Natixis Funds
                      Trust I approved an agreement and Plan of Reorganization pursuant to which the net assets of the Natixis Value Fund will be acquired by the Loomis Sayles Value Fund. This transaction was approved by the shareholders of the Natixis Value Fund on October 12, 2007 and the merger was completed on October 26, 2007.

Holdings at September 30, 2007 as a Percentage of Net Assets (unaudited)

           Diversified Financial Services...................... 10.2%
           Media...............................................  6.9
           Oil & Gas...........................................  6.7
           Retail..............................................  6.1
           Computers...........................................  6.0
           Semiconductors......................................  5.7
           Banks...............................................  4.9
           Restaurants.........................................  4.7
           Telecommunications..................................  4.6
           Insurance...........................................  4.3
           Pharmaceuticals.....................................  2.6
           Manufacturing.......................................  2.4
           Health Care--Products...............................  2.3
           Health Care--Services...............................  2.3
           Aerospace & Defense.................................  2.3
           Oil & Gas Services..................................  2.2
           Chemicals...........................................  2.2
           Transportation......................................  2.1
           Other, less than 2% each............................ 19.6

        VAUGHAN NELSON SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)

Shares  Description                                                             Value (+)
------  ---------------------------------------------------------------------  -----------
Common Stocks -- 95.2% of Net Assets
        Aerospace & Defense -- 6.0%
 44,045 Alliant Techsystems, Inc.(b)(c)....................................... $ 4,814,118
 30,900 DRS Technologies, Inc.................................................   1,703,208
 61,037 Moog, Inc., Class A(c)................................................   2,681,966
                                                                               -----------
                                                                                 9,199,292
                                                                               -----------
        Apparel -- 1.0%
 28,527 Columbia Sportswear Co.(b)............................................   1,577,828
                                                                               -----------
        Banks -- 3.4%
 27,750 Cullen/Frost Bankers, Inc.(b).........................................   1,390,830
 41,276 MB Financial, Inc.(b).................................................   1,426,086
 70,325 Prosperity Bancshares, Inc.(b)........................................   2,331,977
                                                                               -----------
                                                                                 5,148,893
                                                                               -----------
        Building Materials -- 1.4%
 62,250 Lennox International, Inc.............................................   2,104,050
                                                                               -----------
        Chemicals -- 6.6%
 42,925 Airgas, Inc...........................................................   2,216,218
 22,775 Cytec Industries, Inc.................................................   1,557,582
 47,550 FMC Corp..............................................................   2,473,551
 45,200 Scotts Miracle-Gro Co. (The), Class A(b)..............................   1,932,300
 72,700 Valspar Corp..........................................................   1,978,167
                                                                               -----------
                                                                                10,157,818
                                                                               -----------
        Commercial Services -- 5.7%
 99,265 Aaron Rents, Inc......................................................   2,213,609
 94,525 Healthspring, Inc.(c).................................................   1,843,238
 56,635 McGrath Rentcorp(b)...................................................   1,882,547
 42,030 Monro Muffler, Inc....................................................   1,420,194
 52,490 Team, Inc.(b)(c)......................................................   1,437,176
                                                                               -----------
                                                                                 8,796,764
                                                                               -----------
        Computer Services -- 0.6%
 68,425 Tyler Technologies, Inc.(b)(c)........................................     913,474
                                                                               -----------
        Computers -- 1.0%
 24,495 MICROS Systems, Inc.(b)(c)............................................   1,593,890
                                                                               -----------
        Computers & Peripherals -- 0.7%
 44,825 Western Digital Corp.(c)..............................................   1,134,969
                                                                               -----------
        Distribution & Wholesale -- 2.0%
 35,625 Owens & Minor, Inc.(b)................................................   1,356,956
 38,345 WESCO International, Inc.(b)(c).......................................   1,646,535
                                                                               -----------
                                                                                 3,003,491
                                                                               -----------
        Diversified Financial Services -- 8.3%
 27,300 Affiliated Managers Group, Inc.(b)(c).................................   3,481,023
 51,774 Financial Federal Corp.(b)............................................   1,450,190
 89,500 First Cash Financial Services, Inc.(c)................................   2,096,090
 95,169 Raymond James Financial, Inc..........................................   3,126,301
 98,700 Waddell & Reed Financial, Inc.,.......................................
        Class A...............................................................   2,667,861
                                                                               -----------
                                                                                12,821,465
                                                                               -----------
        Electric -- 0.8%
 48,405 Westar Energy, Inc.(b)................................................   1,188,827
                                                                               -----------
        Electrical Components & Equipment -- 2.0%
 46,500 General Cable Corp.(b)(c).............................................   3,121,080
                                                                               -----------
        Electronics -- 1.2%
 25,375 Rofin-Sinar Technologies, Inc.(b)(c)..................................   1,781,579
                                                                               -----------
        Engineering & Construction -- 1.9%
 52,025 URS Corp.(b)(c).......................................................   2,936,811
                                                                               -----------
        Environmental Control -- 0.9%
 43,402 Waste Connections, Inc.(c)............................................   1,378,448
                                                                               -----------
        Food -- 2.4%
 28,375 Corn Products International, Inc......................................   1,301,561
 43,750 Ralcorp Holdings, Inc.(b)(c)..........................................   2,442,125
                                                                               -----------
                                                                                 3,743,686
                                                                               -----------
        Gas -- 1.5%
 81,850 Vectren Corp.(b)......................................................   2,233,687
                                                                               -----------
        Hand & Machine Tools -- 2.8%
 24,325 Kennametal, Inc.......................................................   2,042,813
 28,775 Lincoln Electric Holdings, Inc........................................   2,233,228
                                                                               -----------
                                                                                 4,276,041
                                                                               -----------
        Health Care -- Products -- 1.0%
 62,431 Medical Action Industries, Inc.(c)....................................   1,477,117
                                                                               -----------
        Health Care -- Services -- 4.6%
 66,318 Healthcare Services Group, Inc.(b)....................................   1,344,266
 81,150 LHC Group, Inc.(b)(c).................................................   1,742,291
 61,275 Pediatrix Medical Group, Inc.(c)......................................   4,008,610
                                                                               -----------
                                                                                 7,095,167
                                                                               -----------
        Household Products & Wares -- 0.5%
 88,275 Central Garden & Pet Co.(b)(c)........................................     785,648
                                                                               -----------
        Insurance -- 5.6%
 88,737 HCC Insurance Holdings, Inc...........................................   2,541,427
 40,000 Hilb, Rogal & Hobbs Co................................................   1,733,200
 65,075 IPC Holdings, Ltd.....................................................   1,877,414
 64,445 United Fire & Casualty Co.(b).........................................   2,519,155
                                                                               -----------
                                                                                 8,671,196
                                                                               -----------
        Internet -- 1.1%
 80,075 Vignette Corp.(b)(c)..................................................   1,607,105
                                                                               -----------
        Iron & Steel -- 0.8%
 12,975 Cleveland-Cliffs, Inc.(b).............................................   1,141,411
                                                                               -----------
        Leisure Time -- 0.6%
 43,150 Brunswick Corp.(b)....................................................     986,409
                                                                               -----------
        Machinery -- Diversified -- 2.1%
 35,725 IDEX Corp.(b).........................................................   1,300,033
 39,615 Nordson Corp..........................................................   1,989,069
                                                                               -----------
                                                                                 3,289,102
                                                                               -----------
        Manufacturing -- 3.2%
 35,050 Actuant Corp., Class A(b).............................................   2,277,198
 33,675 Teleflex, Inc.........................................................   2,623,956
                                                                               -----------
                                                                                 4,901,154
                                                                               -----------
        Oil & Gas -- 9.5%
 47,375 Arena Resources, Inc.(c)..............................................   3,103,062
 21,850 Atwood Oceanics, Inc.(b)(c)...........................................   1,672,836
101,500 Concho Resources, Inc.(c).............................................   1,503,215
156,975 Continental Resources, Inc.(c)........................................   2,847,527
 89,200 Gulfport Energy Corp.(b)(c)...........................................   2,110,472
105,775 Petrohawk Energy Corp.(b)(c)..........................................   1,736,826
150,725 PetroQuest Energy, Inc.(b)(c).........................................   1,617,279
                                                                               -----------
                                                                                14,591,217
                                                                               -----------

Investments as of September 30, 2007 (Unaudited)

Shares     Description                                                              Value (+)
------     ---------------------------------------------------------------------  ------------
           Oil & Gas Services -- 2.1%
    67,375 Oil States International, Inc.(b)(c).................................. $  3,254,213
                                                                                  ------------
           Retail -- 4.8%
   101,725 AFC Enterprises, Inc.(c)..............................................    1,530,961
    44,300 Men's Wearhouse, Inc. (The)...........................................    2,238,036
    40,925 Regis Corp............................................................    1,305,917
    59,137 Stage Stores, Inc.(b).................................................    1,078,067
    96,925 Triarc Cos., Inc., Class B(b).........................................    1,212,532
                                                                                  ------------
                                                                                     7,365,513
                                                                                  ------------
           Semiconductors -- 3.1%
    46,725 ATMI, Inc.(c).........................................................    1,390,069
   114,900 Brooks Automation, Inc.(b)(c).........................................    1,636,176
    63,800 Microsemi Corp.(b)(c).................................................    1,778,744
                                                                                  ------------
                                                                                     4,804,989
                                                                                  ------------
           Software -- 2.1%
    30,475 Blackbaud, Inc.(b)....................................................      769,189
   107,925 Sybase, Inc.(c).......................................................    2,496,305
                                                                                  ------------
                                                                                     3,265,494
                                                                                  ------------
           Telecommunications -- 2.6%
   115,050 Arris Group, Inc.(b)(c)...............................................    1,420,867
    52,000 CommScope, Inc.(b)(c).................................................    2,612,480
                                                                                  ------------
                                                                                     4,033,347
                                                                                  ------------
           Transportation -- 1.3%
    33,375 Arlington Tankers, Ltd................................................      822,026
    39,475 Forward Air Corp.(b)..................................................    1,175,566
                                                                                  ------------
                                                                                     1,997,592
                                                                                  ------------
           Total Common Stocks
           (Identified Cost $125,202,541)........................................  146,378,767
                                                                                  ------------
Shares/
Principal
Amount
---------
Short-Term Investments -- 28.5%
37,484,295 State Street Securities Lending Quality Trust(d)......................   37,484,295
$6,309,019 Tri-Party Repurchase Agreement with Fixed Income Clearing
             Corporation, dated 9/28/2007 at 3.750% to be repurchased at
             $6,310,991 on 10/1/2007, collateralized by $6,190,000 Federal Home
             Loan Mortgage Corp., 5.550% due 10/4/2016 valued at $6,437,600
             including accrued interest(e).......................................    6,309,019
                                                                                  ------------
           Total Short-Term Investments (Identified Cost $43,793,314)............   43,793,314
                                                                                  ------------
           Total Investments -- 123.7% (Identified Cost $168,995,855)(a).........  190,172,081
           Other assets less liabilities--(23.7)%................................  (36,430,058)
                                                                                  ------------
           Net Assets -- 100%.................................................... $153,742,023
                                                                                  ============

(+)Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

   The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

Investments as of September 30, 2007 (Unaudited)

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

   The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

   At September 30, 2007, the net unrealized appreciation on investments based on a cost of $168,995,855 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost..................................... $25,534,088
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value...................................  (4,357,862)
                                                            -----------
       Net unrealized appreciation......................... $21,176,226
                                                            ===========

   At December 31, 2006, the Fund had a capital loss carryforward of approximately $14,054,764 which expires on December 31, 2010. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)All or a portion of this security was on loan to brokers at September 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2007 were $36,454,600 and $37,484,295, respectively.

(c)Non-income producing security.

(d)Represents investment of securities lending collateral.

(e)The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Investments as of September 30, 2007 (Unaudited)

Holdings at September 30, 2007 as a Percentage of Net Assets (unaudited)

           Oil & Gas...........................................  9.5%
           Diversified Financial Services......................  8.3
           Chemicals...........................................  6.6
           Aerospace & Defense.................................  6.0
           Commercial Services.................................  5.7
           Insurance...........................................  5.6
           Retail..............................................  4.8
           Health Care - Services..............................  4.6
           Banks...............................................  3.4
           Manufacturing.......................................  3.2
           Semiconductors......................................  3.1
           Hand & Machine Tools................................  2.8
           Telecommunications..................................  2.6
           Food................................................  2.4
           Machinery - Diversified.............................  2.1
           Software............................................  2.1
           Oil & Gas Services..................................  2.1
           Electrical Components & Equipment...................  2.0
           Distribution & Wholesale............................  2.0
           Other, less than 2% each............................ 16.3

            WESTPEAK 130/30 GROWTH FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)

Shares Description                                                             Value (+)
------ ---------------------------------------------------------------------  -----------
Common Stocks -- 128.8% of Net Assets
       Aerospace & Defense -- 5.8%
10,995 Boeing Co. (The)...................................................... $ 1,154,365
31,600 Honeywell International, Inc.(d)......................................   1,879,252
                                                                              -----------
                                                                                3,033,617
                                                                              -----------
       Biotechnology -- 2.4%
15,200 Invitrogen Corp.(b)...................................................   1,242,296
                                                                              -----------
       Chemicals -- 4.4%
38,300 Cabot Corp. (d).......................................................   1,360,799
25,000 Celanese Corp.........................................................     974,500
                                                                              -----------
                                                                                2,335,299
                                                                              -----------
       Commercial Services -- 3.3%
14,300 ITT Educational Services, Inc.(b)(d)..................................   1,740,167
                                                                              -----------
       Computers -- 11.2%
91,000 EMC Corp.(b)..........................................................   1,892,800
48,200 Hewlett-Packard Co.(d)................................................   2,399,878
58,100 Synopsys, Inc.(b)(d)..................................................   1,573,348
                                                                              -----------
                                                                                5,866,026
                                                                              -----------
       Cosmetics & Personal Care -- 2.9%
36,100 Estee Lauder Cos., Inc. (The), Class A(d).............................   1,532,806
                                                                              -----------
       Diversified Financial Services -- 3.9%................................
 9,484 Goldman Sachs Group, Inc.(d)..........................................   2,055,562
                                                                              -----------
       Electronics -- 5.5%
16,100 Mettler-Toledo International, Inc.(b).................................   1,642,200
 3,000 PerkinElmer, Inc......................................................      87,630
19,800 Thomas & Betts Corp.(b)...............................................   1,161,072
                                                                              -----------
                                                                                2,890,902
                                                                              -----------
       Hand & Machine Tools -- 2.2%
14,000 Black & Decker Corp. (The)(d).........................................   1,166,200
                                                                              -----------
       Health Care - Services -- 9.8%
32,700 Aetna, Inc.(d)........................................................   1,774,629
35,200 UnitedHealth Group, Inc.(d)...........................................   1,704,736
 4,200 WellCare Health Plans, Inc.(b)........................................     442,806
15,500 WellPoint, Inc.(b)(d).................................................   1,223,260
                                                                              -----------
                                                                                5,145,431
                                                                              -----------
       Insurance -- 2.3%
22,600 CIGNA Corp............................................................   1,204,354
                                                                              -----------
       Internet -- 4.9%
13,900 Amazon.com, Inc.(b)(d)................................................   1,294,785
 4,600 Expedia, Inc.(b)(d)...................................................     146,648
38,300 IAC/InterActiveCorp.(b)(d)............................................   1,136,361
                                                                              -----------
                                                                                2,577,794
                                                                              -----------
       Machinery - Diversified -- 3.4%
35,300 AGCO Corp.(b)(d)......................................................   1,792,181
                                                                              -----------
       Media -- 5.7%
70,300 DIRECTV Group, Inc. (The)(b)(d).......................................   1,706,884
25,700 McGraw-Hill Cos., Inc. (The)(d).......................................   1,308,387
                                                                              -----------
                                                                                3,015,271
                                                                              -----------
       Metal Fabricate & Hardware -- 3.4%
12,100 Precision Castparts Corp.(d)..........................................   1,790,558
                                                                              -----------
       Mining -- 0.1%
 1,400 Newmont Mining Corp...................................................      62,622
                                                                              -----------
       Miscellaneous - Manufacturing -- 5.2%
29,400 Ingersoll-Rand Co., Ltd., Class A(d)..................................   1,601,418
16,800 ITT Corp.(d)..........................................................   1,141,224
                                                                              -----------
                                                                                2,742,642
                                                                              -----------
       Oil & Gas -- 2.6%
23,100 Holly Corp.(d)........................................................   1,382,073
                                                                              -----------
       Oil & Gas Services -- 9.9%
40,900 Dresser-Rand Group, Inc.(b)(d)........................................   1,746,839
61,800 Global Industries, Ltd.(b)............................................   1,591,968
12,800 National-Oilwell Varco, Inc.(b)(d)....................................   1,849,600
                                                                              -----------
                                                                                5,188,407
                                                                              -----------
       Packaging & Containers -- 2.8%
51,700 Pactiv Corp.(b)(d)....................................................   1,481,722
                                                                              -----------
       Pharmaceuticals -- 8.5%
32,800 AmerisourceBergen Corp.(d)............................................   1,486,824
24,900 Cardinal Health, Inc.(d)..............................................   1,556,997
37,500 Forest Laboratories, Inc.(b)(d).......................................   1,398,375
                                                                              -----------
                                                                                4,442,196
                                                                              -----------
       Retail -- 6.1%
19,400 Big Lots, Inc.(b) (d).................................................     578,896
36,100 Dollar Tree Stores, Inc.(b)(d)........................................   1,463,494
22,500 Family Dollar Stores, Inc.............................................     597,600
16,300 Wendy's International, Inc.(d)........................................     569,033
                                                                              -----------
                                                                                3,209,023
                                                                              -----------
       Semiconductors -- 6.4%
37,300 Analog Devices, Inc.(d)...............................................   1,348,768
66,600 Teradyne, Inc.(b).....................................................     919,080
42,000 Xilinx, Inc.(d).......................................................   1,097,880
                                                                              -----------
                                                                                3,365,728
                                                                              -----------
       Software -- 7.4%
67,200 Compuware Corp.(b)....................................................     538,944
16,000 Dun & Bradstreet Corp. (The)..........................................   1,577,760
20,900 Fiserv, Inc.(b)(d)....................................................   1,062,974
 2,900 Microsoft Corp........................................................      85,434
80,900 Novell, Inc.(b).......................................................     618,076
                                                                              -----------
                                                                                3,883,188
                                                                              -----------
       Telecommunications -- 7.6%
87,400 Cisco Systems, Inc.(b)(d).............................................   2,893,814
30,300 Juniper Networks, Inc.(b).............................................   1,109,283
                                                                              -----------
                                                                                4,003,097
                                                                              -----------
       Tobacco -- 1.1%
 8,000 Altria Group, Inc.....................................................     556,240
                                                                              -----------
       Total Common Stocks (Identified Cost $63,587,952).....................  67,705,402
                                                                              -----------

Investments as of September 30, 2007 (Unaudited)

Principal
Amount    Description                                                                                        Value (+)
--------- ------------------------------------------------------------------------------------------------ ------------
Short-Term Investments -- 0.7%
$382,508  Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2007 at 3.750%
            to be repurchased at $382,628 on 10/1/2007, collateralized by $395,000 Federal Home Loan
            Mortgage Corp., 5.625% due 11/23/2035 valued at $391,266, including accrued interest (c)
            (Identified Cost $382,508).................................................................... $    382,508
                                                                                                           ------------
          Total Investments -- 129.5% (Identified Cost $63,970,460)(a)....................................   68,087,910
          Liabilities in excess of other assets --(29.5)%.................................................  (15,502,583)
                                                                                                           ------------
          Net Assets -- 100%.............................................................................. $ 52,585,327
                                                                                                           ============

Shares
------
Common Stocks Sold Short -- 29.2% of Net Assets
          Distribution & Wholesale -- 1.4%
  15,500  Fastenal Co.....................................................................................      703,855
                                                                                                           ------------
          Entertainment -- 2.1%
  28,900  Scientific Games Corp.(b).......................................................................    1,086,640
                                                                                                           ------------
          Health Care - Products -- 1.8%
  22,100  ResMed, Inc.(b).................................................................................      947,427
                                                                                                           ------------
          Health Care - Services -- 2.2%
  28,900  Omnicare, Inc...................................................................................      957,457
   5,100  Pharmaceutical Product Development, Inc.........................................................      180,744
                                                                                                           ------------
                                                                                                              1,138,201
                                                                                                           ------------
          Home Builders -- 0.6%
  25,000  Pulte Homes, Inc................................................................................      340,250
                                                                                                           ------------
          Internet -- 1.7%
  31,900  Akamai Technologies, Inc.(b)....................................................................      916,487
                                                                                                           ------------
          Mining -- 1.3%
  20,000  Arch Coal, Inc..................................................................................      674,800
                                                                                                           ------------
          Miscellaneous - Manufacturing -- 1.9%
  27,100  Trinity Industries, Inc.........................................................................    1,017,334
                                                                                                           ------------
          Oil & Gas -- 2.8%
  13,000  CNX Gas Corp.(b)................................................................................      374,010
  44,171  W&T Offshore, Inc...............................................................................    1,076,889
                                                                                                           ------------
                                                                                                              1,450,899
                                                                                                           ------------
          Oil & Gas Services -- 2.1%
  26,300  Helix Energy Solutions Group, Inc.(b)...........................................................    1,116,698
                                                                                                           ------------
          Retail -- 5.1%
  41,600  CarMax, Inc.(b).................................................................................      845,728
  26,700  CVS Caremark Corp...............................................................................    1,058,121
  16,700  Tractor Supply Co.(b)...........................................................................      769,703
                                                                                                           ------------
                                                                                                              2,673,552
                                                                                                           ------------
          Semiconductors -- 1.8%
  85,700  Micron Technology, Inc.(b)......................................................................      951,270
                                                                                                           ------------
          Software -- 2.3%
  27,200  VeriFone Holdings, Inc.(b)......................................................................    1,205,776
                                                                                                           ------------
          Telecommunications -- 2.1%
  27,800  Crown Castle International Corp.(b)............................................................. $  1,129,514
                                                                                                           ------------
          Total Common Stocks Sold Short (Proceeds $14,914,309)...........................................   15,352,703
                                                                                                           ============

(+)Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

Investments as of September 30, 2007 (Unaudited)

   The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

   The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

   At September 30, 2007, the net unrealized appreciation on investments based on a cost of $63,970,460 (excludes proceeds received from short sales of $14,914,309) for federal income tax purposes

       Aggregate gross unrealized appreciation (in which
         there is an excess of value over tax cost):
          Investment securities............................ $ 6,464,378
          Securities sold short............................     550,166
       Aggregate gross unrealized depreciation (in which
         there is an excess of tax cost over value):
          Investment securities............................  (2,346,927)
          Securities sold short............................    (988,561)
                                                            -----------
       Net unrealized appreciation......................... $ 3,679,056
                                                            ===========

   At December 31, 2006, the Fund had a capital loss carryforward of approximately $51,470,727 of which 20,489,767 expires on December 31, 2009, $26,883,047 expires on December 31, 2010 and $4,097,913 expires on December 31, 2011. The amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)Non-income producing security.

(c)The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d)Securities held as collateral for short sales. In short sales transactions, the Fund sells a security it does not own at the current market price and delivers to the buyer a security that the Fund has borrowed in anticipation of a decline in the market value of the security. To complete, or close out, the short sale transaction, the Fund buys the same security in the market and returns it to the lender. Securities sold short represent a liability of the Fund to acquire securities at prevailing market prices in order to return the borrowed security to the lender. Liabilities for securities sold short are reported at market value in accordance with the Fund's security valuation policies.

   The Fund will realize a gain on a short position when the market price of the security goes down after the date of the short sale and it replaces the borrowed security at the lower market price. Conversely, if the market price of the security goes up after the date of the short sale, the Fund will realize a loss on the date on which it replaces the borrowed security at the higher market price. Because losses arise from an increase in the market price of the security sold short, the amount of loss realized by the Fund is theoretically unlimited. The Fund is also required to repay the lender of the security any dividends that accrue on the security during the period of the loan and will also bear other costs, such as charges for the prime brokerage account, in connection with short positions. These costs are reported as expenses in the Statement of Operations.

   Until the Fund replaces the borrowed security, the Fund is required to maintain, in a segregated account at the Fund's custodian bank, cash or securities at least equal to 300% of the value of the Fund's liabilities for securities sold short. The securities held as collateral are assets of the Fund and are part of the Portfolio of Investments.

   The risks associated with short sale transactions include (but are not limited to) the Fund not always being able to borrow a security it wants to sell short and the Fund having to replace the borrowed security at a time when the market value of the security has gone up in order to cover a short position.

Investments as of September 30, 2007 (Unaudited)

Holdings at September 30, 2007 as a Percentage of Net Assets (Unaudited)

             Computers........................................ 11.2 %
             Pharmaceuticals..................................   8.5
          *  Oil & Gas Services...............................   7.8
          *  Health Care - Services...........................   7.6
             Aerospace & Defense..............................   5.8
             Media............................................   5.7
             Electronics......................................   5.5
          *  Telecommunications...............................   5.5
          *  Software.........................................   5.1
          *  Semiconductors...................................   4.6
             Chemicals........................................   4.4
             Diversified Financial Services...................   3.9
             Machinery - Diversified..........................   3.4
             Metal Fabricate & Hardware.......................   3.4
             Commercial Services..............................   3.3
          *  Miscellaneous - Manufacturing....................   3.3
          *  Internet.........................................   3.2
             Cosmetics & Personal Care........................   2.9
             Packaging & Containers...........................   2.8
             Biotechnology....................................   2.4
             Insurance........................................   2.3
             Hand & Machine Tools.............................   2.2
          *  Entertainment....................................  (2.1)
          *  Other, Less than 2% each.........................  (3.1)

*  Net of securities sold short.

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS


 (a)(1) Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

 (a)(2) Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Natixis Funds Trust I

                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  November 28, 2007

                                           By:    /s/ Michael C. Kardok
                                                  ------------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  November 28, 2007